Table of Contents

 1 Letter to Shareholders

 2 Separate Account Six Statement of Assets and Liabilities

 5 Separate Account Six Statement of Operations

 7 Separate Account Six Statement of Changes in Net Assets

 9 Separate Account Six Notes to Financial Statements

10 Report of Independent Public Accountants (Separate Account Six)

11 Management's Discussion and Analysis

22 Pegasus Statements of Assets and Liabilities

23 Pegasus Statements of Operations

24 Pegasus Statements of Changes in Net Assets

25 Pegasus Portfolio of Investments

41 Pegasus Notes to Financial Statements

46 Pegasus Financial Highlights

48 Report of Independent Public Accountants (Pegasus Variable Funds)

Variable annuity contracts are not bank deposits or obligations of, or endorsed or guaranteed by, any bank, nor are they federally insured or otherwise protected by the FDIC, the Federal Reserve Board, or any other agency; they are subject to investment risks, including possible loss of the principal amount invested.
                                  ITT HARTFORD
                           LIFE AND ANNUITY INSURANCE
                         COMPANY--SEPARATE ACCOUNT SIX
P.O. BOX 5085
Hartford, Connecticut 06100-5085
Telephone: 1-800-862-6668 (Contract Owners)
     1-800-862-7155 (Investment
                 Representatives)

                          INVESTMENT ADVISER--PEGASUS
                                 VARIABLE FUNDS
First Chicago NBD Investment Management Company (FCNIMCO)
Three First National Plaza, MS 0334
Chicago, IL 60670-0344

The Pegasus Pathmaker is a flexible Premium Variable Annuity issued by Hartford Life and Annuity Insurance Company, Simsbury, CT (countrywide except for NY:
ILAVA94NC). The Pegasus Pathmaker Variable Annuity is underwritten by Hartford Securities Distribution Company, Inc.


THIS REPORT IS NOT AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE
INVESTORS UNLESS PRECEDED
OR ACCOMPANIED BY A CURRENT
PROSPECTUS.

                                                       Pegasus Variable Funds  I

--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

MARKET COMMENTARY
1997 may well be remembered as one of the best years for domestic investing in recent times. Not only did equities perform well, over 33% total return for the Standard & Poor's 500 Index (S&P 500), but bonds also provided above average results with the Lehman Brothers Bond Index providing a 9.7% return. Importantly, these results occurred in the lowest inflation environment that the United States has seen since the 1960's, therefore real returns, after adjusting for inflation, were about the same as actual returns and very rewarding by historical experience. The S&P 500, dominated by larger companies, provided the strongest results, but other indices representing mid-sized and smaller companies also had good years. The Russell 2500 (mid-sized companies) returned 24.4% and the Russell 2000 (smaller companies) returned 22.4%. Municipal bonds provided results very similar to the taxable index noted above with the Lehman Municipal Bond Index up 9.2%. International investing, which has lagged domestic results for the last few years, continued that trend including substantial weakening in the fourth quarter. Morgan Stanley's Europe, Australia, and Far East (MSCI EAFE) Index returned just 1.8% for the year and the Salomon Non-U.S. Government Bond Index declined 4.3%.

Pegasus Pathmaker Variable Annuity Highlights
In this annual report, you will find detailed information about the Pegasus Variable Annuity. In summary, 1997 was a good year with all the investment options in the Pegasus Pathmaker Variable Annuity portfolio providing overall positive results, while selected options distinguished themselves. We are pleased that our investors fully participated in the overall market's success. During 1997, in an effort to provide investors with the most complete and attractive investment choices, we opened the Intrinsic Value Fund and the Bond Fund and closed the Managed Assets Balanced Fund and the Money Market Fund.

Economic Outlook
In 1998, we do not anticipate that the market will match 1997's exceptional results, but we remain optimistic that the favorable economic trends will provide the backdrop for continued advances. Similarly, we look forward to another good year for the Pathmaker funds. We believe the Pegasus Pathmaker Variable Annuity provides a solid foundation for meeting investor goals and we thank you for your continued confidence in selecting us as your investment advisor.

Sincerely,

/s/ George F. Abel

George F. Abel
Chief Investment Officer
First Chicago NBD Investment Management Company

SEPARATE ACCOUNT SIX
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

                                                                       PCM
                                                                      U.S.
                                                           PCM     GOVERNMENT
                                   PCM         PCM       GLOBAL        AND          PCM          PCM         PCM          PCM
                                 GLOBAL    GROWTH AND     ASSET       HIGH          NEW         MONEY    DIVERSIFIED INTERNATIONAL
                                 GROWTH      INCOME    ALLOCATION    QUALITY   OPPORTUNITIES   MARKET      INCOME       GROWTH
                                  FUND        FUND        FUND      BOND FUND      FUND         FUND        FUND         FUND
                               SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                               ---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
 PUTNAM VT GLOBAL
 GROWTH FUND
  Shares                41,373
  Cost             $   640,642
  Market Value                  $758,775           --          --          --            --          --          --            --
 PUTNAM VT GROWTH
 AND INCOME FUND
  Shares                44,933
  Cost             $ 1,202,096
  Market Value                        --   $1,272,505          --          --            --          --          --            --
 PUTNAM VT GLOBAL
 ASSET ALLOCATION
 FUND
  Shares                96,160
  Cost             $ 1,386,777
  Market Value                        --           --  $1,803,962          --            --          --          --            --
 PUTNAM VT U. S.
 GOVERNMENT &
 HIGH QUALITY
 BOND FUND
  Shares                52,351
  Cost             $   663,145
  Market Value                        --           --          --   $ 702,547            --          --          --            --
 PUTNAM VT NEW
 OPPORTUNITIES
 FUND
  Shares               223,805
  Cost             $ 4,293,910
  Market Value                        --           --          --          --   $ 4,751,380          --          --            --
 PUTNAM VT MONEY
 MARKET FUND
  Shares               771,015
  Cost             $   771,015
  Market Value                        --           --          --          --            --   $ 771,015          --            --
 PUTNAM VT DIVER-
 SIFIED INCOME
 FUND
  Shares                72,234
  Cost             $   750,874
  Market Value                        --           --          --          --            --          --   $ 816,968            --
 PUTNAM VT INTER-
 NATIONAL GROWTH
 FUND
  Shares             1,145,137
  Cost             $13,319,201
  Market Value                        --           --          --          --            --          --               $13,088,919
 Due from ITT
 Hartford Life
 and Annuity In-
 surance Company                      --           --       1,185          --         3,413     111,975          --         8,878
 Receivable from
 fund shares sold                     44           49          --          27            --          --          31            --
----------------------------------------------------------------------------------------------------------------------------------
 Total Assets                    758,819    1,272,554   1,805,147     702,574     4,754,793     882,990     816,999    13,097,797
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
 Due to ITT Hart-
 ford Life and
 Annuity Insur-
 ance Company                         44           49          --          27            --          --          31            --
 Payable for fund
 shares purchased                     --           --       1,181          --         3,413     111,975          --         8,878
----------------------------------------------------------------------------------------------------------------------------------
 Total Liabili-
 ties                                 44           49       1,181          27         3,413     111,975          31         8,878
----------------------------------------------------------------------------------------------------------------------------------
 Net Assets
 (variable annu-
 ity contract li-
 abilities)                     $758,775   $1,272,505  $1,803,966   $ 702,547   $ 4,751,380   $ 771,015   $ 816,968   $13,088,919
----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of this financial statement.


 2  Pegasus Variable Funds

SEPARATE ACCOUNT SIX
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
December 31, 1997

                                        PEGASUS     PEGASUS                 PEGASUS
                                        GROWTH      MID-CAP     PEGASUS    INTRINSIC    PEGASUS
                                       AND VALUE  OPPORTUNITY   GROWTH       VALUE       BOND
                                         FUND        FUND        FUND        FUND        FUND
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
 PEGASUS GROWTH AND
 VALUE FUND
  Shares                    2,330,162
  Cost                    $33,395,873
  Market Value                        $37,795,235          --          --          --          --
 PEGASUS MID-CAP OPPOR-
 TUNITY FUND
  Shares                      750,797
  Cost                    $ 9,285,103
  Market Value                                 -- $10,796,463          --          --          --
 PEGASUS GROWTH FUND
  Shares                      974,295
  Cost                    $12,118,000
  Market Value                                 --          -- $14,994,407          --          --
 PEGASUS INTRINSIC VALUE
 FUND
  Shares                    1,157,150
  Cost                    $12,391,043
  Market Value                                 --          --          -- $13,341,943          --
 PEGASUS BOND FUND
  Shares                    3,071,720
  Cost                    $31,292,279
  Market Value                                 --          --          --          -- $32,068,759
 Due from ITT Hartford
 Life and Annuity Insur-
 ance Company                                  --          --      10,507          --      17,193
 Receivable from fund
 shares sold                               21,971       2,857          --      26,646          --
-------------------------------------------------------------------------------------------------
 Total Assets                          37,817,206  10,799,320  15,004,914  13,368,589  32,085,952
-------------------------------------------------------------------------------------------------
LIABILITIES:
 Due to ITT Hartford
 Life and Annuity Insur-
 ance Company                              12,228       2,790          --      26,646          --
 Payable for fund shares
 purchased                                     --          --       7,260          --      17,013
-------------------------------------------------------------------------------------------------
 Total Liabilities                         12,228       2,790       7,260      26,646      17,013
-------------------------------------------------------------------------------------------------
 Net Assets (variable
 annuity contract lia-
 bilities)                            $37,804,978 $10,796,530 $14,997,654 $13,341,943 $32,068,939
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of this financial statement.

                                                       Pegasus Variable Funds  3

SEPARATE ACCOUNT SIX
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------

                                              UNITS
                                             OWNED BY      UNIT      CONTRACT
                                           PARTICIPANTS   PRICE     LIABILITY
                                  ----------------------------------------
Deferred annuity contracts in the accumu-
 lation period:
Group Sub-Accounts:
 PCM Global Growth Fund Sub-Account            49,461   $15.340734 $    758,775
 PCM Growth and Income Fund Sub-Account       109,396    11.632089    1,272,505
 PCM Global Asset Allocation Fund Sub-Ac-
  count                                       114,678    15.730709    1,803,966
 PCM U.S. Government and High Quality Bond
  Fund Sub-Account                             57,259    12.269672      702,547
 PCM New Opportunities Fund Sub-Account       372,970    12.739327    4,751,380
 PCM Money Market Fund Sub-Account            751,872     1.025460      771,015
 PCM Diversified Income Sub-Account            64,296    12.706304      816,968
 PCM International Growth Fund Sub-Account  1,191,211    10.987906   13,088,919
 Pegasus Growth and Value Fund Sub-Account  2,207,236    17.127748   37,804,978
 Pegasus Mid-Cap Opportunity Fund Sub-Ac-
  count                                       641,084    16.841049   10,796,530
 Pegasus Growth Fund Sub-Account              915,569    16.380691   14,997,654
 Pegasus Intrinsic Value Fund Sub-Account   1,151,313    11.588457   13,341,943
 Pegasus Bond Fund Sub-Account              2,990,021    10.725323   32,068,939
-------------------------------------------------------------------------------
Total                                                              $132,976,119
-------------------------------------------------------------------------------

The accompanying notes are an integral part of this financial statement.

  4 Pegasus Variable Funds

SEPARATE ACCOUNT SIX
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended December 31, 1997

                                     PCM         PCM            PCM            PCM          PCM         PCM          PCM
                        PCM        GROWTH    GLOBAL ASSET U.S. GOVERNMENT      NEW         MONEY    DIVERSIFIED INTERNATIONAL
                   GLOBAL GROWTH AND INCOME   ALLOCATION  & HIGH QUALITY  OPPORTUNITIES   MARKET      INCOME       GROWTH
                       FUND         FUND         FUND        BOND FUND        FUND         FUND        FUND         FUND
                    SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                              ----------------------------------------------------------------------------------
INVESTMENT IN-
COME:
 Dividends            $13,769      $    --    $  271,409     $179,553       $     --      $18,893    $211,887     $ 188,828
EXPENSES:
 Mortality and
 expense under-
 takings               (9,645)      (7,292)      (68,580)     (23,407)       (29,035)      (5,125)    (30,687)      (79,974)
-----------------------------------------------------------------------------------------------------------------------------
 Net investment
 income (loss)          4,124       (7,292)      202,829      156,146        (29,035)      13,768     181,200       108,854
CAPITAL GAINS IN-
COME                   14,810           --       463,905           --             --           --      33,403             -
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVEST-
MENTS:
 Net realized
 gain (loss) on
 security trans-
 actions               13,653          116       769,450      (52,503)         2,226           --      (6,775)         (658)
 Net unrealized
 appreciation
 (depreciation)
 of
 investments dur-
 ing the year          52,462       70,409      (348,873)      (4,804)       457,470           --     (85,983)     (230,282)
-----------------------------------------------------------------------------------------------------------------------------
 Net gain (loss)
 on investments        66,115       70,525       420,577      (57,307)       459,696           --     (92,758)     (230,940)
-----------------------------------------------------------------------------------------------------------------------------
 Net increase
 (decrease) in
 net assets re-
 sulting from op-
 erations             $85,049      $63,233    $1,087,311     $ 98,839       $430,661      $13,768    $121,845     $(122,086)
-----------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of this financial statement.


                                    Pegasus Variable Funds  5

SEPARATE ACCOUNT SIX
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1997

                          PEGASUS                                             PEGASUS
                           GROWTH      PEGASUS     PEGASUS       PEGASUS     INTRINSIC    PEGASUS       PEGASUS
                         AND VALUE     MID-CAP      GROWTH        MONEY        VALUE        BOND     MANAGED ASSETS
                            FUND     OPPORTUNITY     FUND         MARKET        FUND        FUND        BALANCED
                            SUB-        FUND         SUB-          FUND         SUB-        SUB-          FUND
                          ACCOUNT    SUB-ACCOUNT   ACCOUNT    SUB-ACCOUNT(1) ACCOUNT(2)  ACCOUNT(2)  SUB-ACCOUNT(1)
                                     ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends               $  188,107  $    8,586   $   25,424     $32,061     $  106,648  $  840,912    $  151,729
EXPENSES:
 Mortality and expense
 undertakings              (302,170)   (130,827)    (177,657)     (9,047)       (83,852)   (198,135)     (144,181)
-------------------------------------------------------------------------------------------------------------------
 Net investment income
 (loss)                    (114,063)   (122,241)    (152,233)     23,014         22,796     642,777         7,548
CAPITAL GAINS INCOME        766,624   1,590,529    1,076,636          --         45,262      19,484       180,913
NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
 Net realized gain
 (loss) on security
 transactions                (3,216)    501,302      623,125          --         (1,872)     (2,027)    2,663,920
 Net unrealized appreci-
 ation (depreciation) of
 investments during the
 period                   3,560,218     189,167    1,161,170          --        950,900     776,480    (1,086,285)
-------------------------------------------------------------------------------------------------------------------
 Net gain (loss) on in-
 vestments                3,557,002     690,469    1,784,295          --        949,028     774,453     1,577,635
-------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
 in net assets resulting
 from operations         $4,209,563  $2,158,757   $2,708,698     $23,014     $1,017,086  $1,436,714    $1,766,096
-------------------------------------------------------------------------------------------------------------------

(1) For the period from January 1, 1997 to June 26, 1997 (date of liquidation).
(2) For the period from May 1, 1997 (commencement of operations) to December 31, 1997.

The accompanying notes are an integral part of this financial statement.

6  Pegasus Variable Funds

SEPARATE ACCOUNT SIX
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1997 and 1996

                                    PCM          PCM             PCM            PCM                                    PCM
                       PCM        GROWTH     GLOBAL ASSET  U.S. GOVERNMENT      NEW          PCM         PCM      INTERNATIONAL
                  GLOBAL GROWTH AND INCOME    ALLOCATION   & HIGH QUALITY  OPPORTUNITIES    MONEY    DIVERSIFIED     GROWTH
                      FUND         FUND          FUND         BOND FUND        FUND      MARKET FUND INCOME FUND      FUND
                   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                 ----------------------------------------------------------------------------
FOR THE YEAR
ENDED DECEMBER
31, 1997
OPERATIONS:
 Net investment
 income (loss)      $  4,124    $   (7,292)  $   202,829     $   156,146    $  (29,035)   $ 13,768   $   181,200   $   108,854
 Capital gains
 income               14,810            --       463,905              --            --          --        33,403            --
 Net realized
 gain (loss) on
 security trans-
 actions              13,653           116       769,450         (52,503)        2,226          --        (6,775)         (658)
 Net unrealized
 appreciation
 (depreciation)
 of investments
 during the pe-
 riod                 52,462        70,409      (348,873)         (4,804)      457,470          --       (85,983)     (230,282)
-------------------------------------------------------------------------------------------------------------------------------
 Net increase
 (decrease) in
 net assets re-
 sulting from op-
 erations             85,049        63,233     1,087,311          98,839       430,661      13,768       121,845      (122,086)
-------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSAC-
TIONS:
 Purchases           285,116       884,913     1,097,790         652,973     1,636,610     217,499     1,212,370     4,400,400
 Net transfers       (90,194)      348,182    (7,521,042)     (2,366,168)    2,761,489     616,768    (3,477,675)    9,006,077
 Surrenders          (29,493)      (23,823)     (245,162)       (141,774)      (77,380)    (77,020)     (105,409)     (195,472)
-------------------------------------------------------------------------------------------------------------------------------
 Net increase
 (decrease) in
 net assets re-
 sulting from
 unit transac-
 tions               165,429     1,209,272    (6,668,414)     (1,854,969)    4,320,719     757,247    (2,370,714)   13,211,005
-------------------------------------------------------------------------------------------------------------------------------
 Total increase
 (decrease) in
 net assets          250,478     1,272,505    (5,581,103)     (1,756,130)    4,751,380     771,015    (2,248,869)   13,088,919
NET ASSETS:
 Beginning of
 Year                508,297            --     7,385,069       2,458,677            --          --     3,065,837            --
-------------------------------------------------------------------------------------------------------------------------------
 End of Year        $758,775    $1,272,505   $ 1,803,966     $   702,547    $4,751,380    $771,015   $   816,968   $13,088,919
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR
ENDED DECEMBER
31, 1996
OPERATIONS:
 Net investment
 income (loss)      $  1,230            --   $   131,774     $    74,783            --          --   $    59,441            --
 Capital gains
 income                9,282            --       133,995              --            --          --            --            --
 Net realized
 gain (loss) on
 security trans-
 actions                  20            --           478            (316)           --          --            32            --
 Net unrealized
 appreciation
 (depreciation)
 of investments
 during the pe-
 riod                 44,333            --       460,827         (43,356)           --          --        91,892            --
-------------------------------------------------------------------------------------------------------------------------------
 Net increase
 (decrease) in
 net assets re-
 sulting from op-
 erations             54,865            --       727,074          31,111            --          --       151,365            --
-------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSAC-
TIONS:
 Purchases            66,395            --     2,475,962       1,175,062            --          --     1,646,339            --
 Net transfers       138,183            --       541,687           2,174            --          --       346,797            --
 Surrenders           (2,343)           --      (250,295)        (64,629)           --          --      (100,736)           --
-------------------------------------------------------------------------------------------------------------------------------
 Net increase
 (decrease) in
 net assets re-
 sulting from
 unit transac-
 tions               202,235            --     2,767,354       1,112,607            --          --     1,892,400            --
-------------------------------------------------------------------------------------------------------------------------------
 Total increase
 (decrease) in
 net assets          257,100            --     3,494,428       1,143,718            --          --     2,043,765            --
NET ASSETS:
 Beginning of
 Year                251,197            --     3,890,641       1,314,959            --          --     1,022,072            --
-------------------------------------------------------------------------------------------------------------------------------
 End of Year        $508,297            --   $ 7,385,069     $ 2,458,677            --          --   $ 3,065,837            --
-------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                       Pegasus Variable Funds  7

SEPARATE ACCOUNT SIX
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
For the years ended December 31, 1997 and 1996

                                                                 PEGASUS
                           PEGASUS      PEGASUS                   MONEY        PEGASUS       PEGASUS
                           GROWTH       MID-CAP      PEGASUS      MARKET      INTRINSIC       BOND         PEGASUS
                          AND VALUE   OPPORTUNITY    GROWTH        FUND         VALUE         FUND      MANAGED ASSETS
                            FUND         FUND         FUND         SUB-          FUND         SUB-      BALANCED FUND
                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  ACCOUNT(1)  SUB-ACCOUNT(2) ACCOUNT(2)   SUB-ACCOUNT(1)
                         ---------------------------------------------------------------------------------------------
FOR THE YEAR OR PERIOD
ENDED DECEMBER 31, 1997
OPERATIONS:
 Net investment income
 (loss)                  $  (114,063) $  (122,241) $  (152,233) $   23,014   $    22,796   $   642,777   $     7,548
 Capital gains income        766,624    1,590,529    1,076,636          --        45,262        19,484       180,913
 Net realized gain
 (loss) on security
 transactions                 (3,216)     501,302      623,125          --        (1,872)       (2,027)    2,663,920
 Net unrealized appreci-
 ation (depreciation) of
 investments during the
 period                    3,560,218      189,167    1,161,170          --       950,900       776,480    (1,086,285)
----------------------------------------------------------------------------------------------------------------------
 Net increase in net as-
 sets resulting from op-
 erations                  4,209,563    2,158,757    2,708,698      23,014     1,017,086     1,436,714     1,766,096
----------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
 Purchases                13,843,170    4,429,654    6,126,101     126,745     4,633,265    12,346,781     4,616,463
 Net transfers            12,589,078   (3,940,241)  (4,245,608) (1,462,029)    7,904,486    18,871,440   (24,292,348)
 Surrenders                 (736,816)    (378,113)    (464,118)    (31,103)     (212,894)     (585,996)     (486,478)
----------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
 in net assets resulting
 from unit transactions   25,695,432      111,300    1,416,375  (1,366,387)   12,324,857    30,632,225   (20,162,363)
----------------------------------------------------------------------------------------------------------------------
 Total increase (de-
 crease) in net assets    29,904,995    2,270,057    4,125,073  (1,343,373)   13,341,943    32,068,939   (18,396,267)
NET ASSETS:
 Beginning of Year         7,899,983    8,526,473   10,872,581   1,343,373            --            --    18,396,267
----------------------------------------------------------------------------------------------------------------------
 End of Year             $37,804,978  $10,796,530  $14,997,654  $       --   $13,341,943   $32,068,939   $        --
----------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1996
OPERATIONS:
 Net investment income
 (loss)                  $   172,013  $   (40,150) $   (84,994) $   29,129            --            --   $   465,677
 Capital gains income         58,564       95,175       21,919          --            --            --       109,290
 Net realized gain on
 security transactions         2,671        2,433        1,567          --            --            --          (169)
 Net unrealized appreci-
 ation of investments
 during the period           592,332    1,189,616    1,282,106          --            --            --       676,435
----------------------------------------------------------------------------------------------------------------------
 Net increase in net as-
 sets resulting from op-
 erations                    825,580    1,247,074    1,220,598      29,129            --            --     1,251,233
----------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
 Purchases                 3,856,399    2,978,256    3,671,953     660,650            --            --     8,868,728
 Net transfers               281,626      147,979      452,544      29,045            --            --     1,130,362
 Surrenders                 (228,985)    (265,422)    (335,723)    (31,505)           --            --      (605,871)
----------------------------------------------------------------------------------------------------------------------
 Net increase in net as-
 sets resulting from
 unit transactions         3,909,040    2,860,813    3,788,774     658,190            --            --     9,393,219
----------------------------------------------------------------------------------------------------------------------
 Total increase in net
 assets                    4,734,620    4,107,887    5,009,372     687,319            --            --    10,644,452
NET ASSETS:
 Beginning of Year         3,165,363    4,418,586    5,863,209     656,054            --            --     7,751,815
----------------------------------------------------------------------------------------------------------------------
 End of Year             $ 7,899,983  $ 8,526,473  $10,872,581  $1,343,373            --            --   $18,396,267
----------------------------------------------------------------------------------------------------------------------

(1) For the period from January 1, 1997 to June 26, 1997 (date of liquidation).
(2) For the period from May 1, 1997 (commencement of operations) to December 31, 1997.

The accompanying notes are an integral part of these financial statements.

8   Pegasus Variable Funds

SEPARATE ACCOUNT SIX
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 1997

--------------------------------------------------------------------------------

1.ORGANIZATION:

 Separate Account Six (Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (funds) as directed by the contractholders.
2.SIGNIFICANT ACCOUNTING POLICIES:

 The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

 a) Security Transactions--

  Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

 b) Security Valuation--

  The investments in shares of the Putnam Variable Trust Funds (Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT Diversified Income Fund, and Putnam VT International Growth Fund) and the Pegasus Variable Funds (Pegasus Growth and Value Fund, Pegasus Mid-Cap Opportunity Fund, Pegasus Growth Fund, Pegasus Intrinsic Value Fund, and Pegasus Bond Fund) are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

 c) Federal Income Taxes--

  The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

 d) Use of Estimates--

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

 a) Mortality and Expense Undertakings--

  The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

 b) Deduction of Annual Maintenance Fee--

  Annual maintenance fees are deducted through termination of units of interest from applicable contract owner's accounts, in accordance with the terms of the contracts.

                                                       Pegasus Variable Funds  9

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To ITT Hartford Life and Annuity Insurance Company
Separate Account Six and to the
Owners of Units of Interest Therein:

 We have audited the accompanying statement of assets and liabilities of ITT Hartford Life and Annuity Insurance Company Separate Account Six (the Account) as of December 31, 1997, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ITT Hartford Life and Annuity Insurance Company Separate Account Six as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                   ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

10  Pegasus Variable Funds

PEGASUS VARIABLE FUNDS
MANAGEMENT'S DISCUSSION AND ANALYSIS
GROWTH AND VALUE FUND

--------------------------------------------------------------------------------
An Interview with Gary Konsler and Jeffrey Beard
Portfolio Managers

--------------------------------------------------------------------------------

Q. CAN YOU PUT THE STOCK MARKET'S RETURN FOR 1997 INTO PERSPECTIVE FOR ME?
The Dow Jones Industrial Average (Dow) posted another record year generating a 25% return. The S&P 500 Index did even better earning a 33% return. Both indexes have now recorded annual returns in excess of 20% for three years duration. The Dow has been in existence for over 100 years, the S&P 500 for 69 years. Successive 20% three-year returns have never been achieved by either. The three-year cumulative returns for the Dow and the S&P 500 are over 100%, the second best 36-month period. The historical longer term return for stocks averages about 10% to 11% per year.

Q. HOW DID THE GROWTH AND VALUE FUND PERFORM DURING 1997?
The Fund returned over 26% in 1997. This compares favorably with the 23% return reported by Morningstar's Growth and Income index of variable annuities as well as the 19% return for Morningstar's U.S. Diversified Equity Average for variable annuities.

Q. CONSIDERING THE SIZE OF THESE NUMBERS, IS THIS A NEW ERA OF INVESTING?
It is still too early to say with total conviction. But, we can say the markets have benefited from a remarkable combination of economic events. Despite monetary upheavals in Asia, the economy is expanding at a 3% rate with more consistency than at any time in over a decade. At the same time, inflation is at levels not seen in over three decades. Concurrently, bond yields are nearing 30-year lows. Consumer confidence is at a 28-year high. The federal budget deficit is shrinking. Corporate profits advanced for a sixth year. (A seventh year would be a record.) This environment has been described as the Goldilocks economy, nirvana and the best of all possible worlds. As the economy approaches the beginning of its eighth year of expansion (the third longest in U.S. history), the question remains. How long will the stock-market-benefiting, economic expansion continue?

Q. WHICH STOCKS PERFORMED PARTICULARLY WELL IN THE GROWTH AND VALUE FUND AND WHICH DID NOT MEET YOUR EXPECTATIONS?
The best performing stocks were in the healthcare arena- Schering-Plough and Bristol-Myers Squibb, each representing 3% to 4% of the Fund's portfolio. Finance was also strong, led by Norwest (the 12th largest bank). Schlumberger, the premier oil service firm, was additive. In the newspaper area, both Gannett and the Washington Post boosted returns. These five stocks returned between 47% and 94% for the year. During 1997, investors once again severely punished any company that reported bad news or warned of potential problems on the horizon. That was the common thread that tied together the disappointing holdings for the year, e.g., York (heating and air conditioning), First Data (credit card processing), The Pep Boys (auto parts sales and service), Russell (active apparel) and Boeing (aerospace).

Q. IN ADDITION TO THE ECONOMIC UNDERPINNINGS MENTIONED ABOVE, ARE THERE ANY OTHER ISSUES THAT COULD HAVE A MAJOR IMPACT ON THE STOCK MARKET?
During 1997, the stock market was unusually volatile. The S&P 500 rose or fell more than 1% on nearly one-third of the trading days in 1997, double the volatility of 1996, triple that of 1995. This was only the fourth time in two decades the market was so volatile. In addition, at year end, the S&P 500 was trading at 19 times 1998 consensus earnings estimates, a level not seen in over 20 years. Thus, the market does not appear to expect any disappointments. Naturally, with expectations so high, volatility will likely continue in 1998.

Q. HOW DO YOU INVEST DURING SUCH TIMES?
Such an environment, we believe, calls for the core of an investor's equity holdings to be invested in a diversified portfolio of high quality, financially sound, blue chip stocks selling at attractive prices. That is how the Growth and Value Fund is, and plans to remain, invested.

                                                    Pegasus Variable Funds  11

PEGASUS VARIABLE FUNDS
MANAGEMENT'S DISCUSSION AND ANALYSIS
GROWTH AND VALUE FUND -- (CONTINUED)

--------------------------------------------------------------------------------

                       GROWTH OF $10,000 INVESTED IN THE
                 PEGASUS VARIABLE GROWTH AND VALUE FUND AND THE
                                 S&P 500 INDEX*

                                      LOGO

(1) Excludes expenses.

             TOTAL RETURN                   INCEPTION        ONE           SINCE
           THROUGH 12/31/97                   DATE           YEAR        INCEPTION
----------------------------------------------------------------------------------
PEGASUS VARIABLE  GROWTH AND VALUE FUND
I Shares                                     3/30/95        26.80%        23.08%
S&P 500 Index*                               3/30/95        33.35%        29.89%




The performance data quoted represents past performance and is not an indication of future results. The investment return and Net Asset Value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

* The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market as a whole.


 12  Pegasus Variable Funds

PEGASUS VARIABLE FUNDS
MANAGEMENT'S DISCUSSION AND ANALYSIS
MID-CAP OPPORTUNITY FUND

--------------------------------------------------------------------------------
An Interview with Ronald Doyle and Joseph Gatz
Portfolio Managers

--------------------------------------------------------------------------------

Q: HOW DID THE MID-CAP OPPORTUNITY FUND PERFORM IN 1997?
The Fund had excellent performance, exceeding both the mid-cap market index and the universe average of other mid-cap funds. The Fund returned 26.6% for the twelve months ended December 31, 1997, compared to the 19.6% return for the Lipper Mid-Cap Universe average and the 24.4% return of the Russell 2500 Index.

Q: TO WHAT DO YOU ATTRIBUTE THIS STRONG PERFORMANCE?
The Fund's favorable returns versus its benchmarks can be attributed to the good fundamental performance of the holdings in the portfolio, with relatively few negative "surprises" throughout the year. Our efforts to select attractive stocks were successful in almost all industry sectors, with the strongest contributions coming from financial services, technology, health care and consumer cyclicals. In addition, the fund maintained an attractive valuation profile versus many other small- and mid-cap funds.

Q: LARGE COMPANY STOCKS HAVE PERFORMED BETTER THAN SMALLER COMPANIES FOR THE LAST FEW YEARS. HOW DID MID-SIZED AND SMALL COMPANY STOCKS COMPARE TO THE S&P 500 LAST YEAR?
Indeed, the 33.4% return of the S&P 500 once again exceeded almost all other market indices, including the mid-cap and small-cap benchmarks. During the first half of 1997, record cash flows into the equity market were absorbed by the liquidity offered in larger company stocks and large-cap dominated index funds. Although small and mid-cap stocks rallied in the third quarter of the year, investors returned to the perceived safety and liquidity of large-cap stocks in reaction to the uncertainty generated by economic turmoil in Southeast Asia.

Q: WHAT IS THE OUTLOOK FOR 1998?
Although disruption in certain international economies lends uncertainty to the overall outlook for U.S equities, we remain optimistic regarding prospects for mid-cap and small-cap stocks. Relative to the large-cap multinational companies represented in the S&P 500, small and mid-sized companies are more domestically oriented and are generally less affected by international economies and currency fluctuations. In addition, near term earnings growth for smaller companies is expected to exceed that of larger companies. Finally, the valuation of mid- and small-cap stocks appears somewhat more attractive after the sector has underperformed larger company stocks for the last three years.

Q: GIVEN THIS OUTLOOK, HOW IS THE FUND POSITIONED?
The Fund seeks to invest in proven growth companies selling at reasonable prices. We require the companies we invest in to have a distinct competitive advantage that allows them to maintain above average growth and profitability. We prefer companies that generate strong cash flow and have solid financial structures. We also prefer companies whose managements have their financial interests aligned with shareholders. In addition, we pay close attention to the valuations of our holdings relative to their underlying fundamental prospects. These strategies have served us well in the past, and we are committed to maintaining them in the future.

                                                     Pegasus Variable Funds  13

PEGASUS VARIABLE FUNDS
MANAGEMENT'S DISCUSSION AND ANALYSIS
MID-CAP OPPORTUNITY FUND -- (CONTINUED)

--------------------------------------------------------------------------------


                       GROWTH OF $10,000 INVESTED IN THE
                   PEGASUS VARIABLE MID-CAP OPPORTUNITY FUND
                          AND THE RUSSELL 2500 INDEX*

                             [GRAPH APPEARS HERE]

(1) Excludes expenses

              TOTAL RETURN                   INCEPTION      ONE         SINCE
            THROUGH 12/31/97                   DATE         YEAR      INCEPTION
-------------------------------------------------------------------------------
PEGASUS VARIABLE MID-CAP OPPORTUNITY FUND
I Share                                       3/30/95      26.65%      22.42%
Russell 2500 Index*                           3/30/95      24.36%      24.28%



The performance data quoted represents past performance and is not an indication of future results. The investment return and Net Asset Value will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

*The Russell 2500 Index is an unmanaged index generally representative of the small-to-medium-small stock market.


 14  Pegasus Variable Funds

PEGASUS VARIABLE FUNDS
MANAGEMENT'S DISCUSSION AND ANALYSIS
GROWTH FUND

--------------------------------------------------------------------------------
An Interview with Jeffrey C. Beard
Portfolio Manager

--------------------------------------------------------------------------------

Q. WE HAVE READ ELSEWHERE HOW 1997 WAS ANOTHER BLOCKBUSTER YEAR IN THE EQUITY MARKET, BUT WHAT HAPPENED IN THE FOURTH QUARTER?
Equity investors in the fourth quarter turned defensive in response to the uncertainties growing out of the turmoil in the Asian markets. Although the market experienced its first real correction in seven years, it did manage at least a partial comeback as stocks which can demonstrate consistent results, including those in the consumer staples, healthcare, and financial sectors, were bid upward. But performing surprisingly well in this market environment were stocks offering some type of fixed return such as former laggards in the telecommunications and utilities sectors. Finishing up with a 2.9% return for the quarter the S&P 500 Composite Index capped off a third blockbuster year in a row with a 33.4% total return.

Q. THIS DOES NOT SOUND LIKE A POSITIVE BACKDROP FOR GROWTH INVESTORS. HOW DID THE GROWTH FUND PERFORM?
This type of market backdrop is not particularly conducive to growth investing, in general, as evidenced by the negative 1.1% average return for the Lipper Growth Universe of managers during the final quarter, nor is it friendly toward the general equity fund manager which averaged negative 1.6% during the same period according to Lipper; yet the Fund was able to hold its own in this market, turning in a positive 1.4% total return for the quarter. For the year the Fund provided a healthy return of 25.5%. This compares favorably with the Lipper Growth Universe average return of 25.3%, as well as the 24.4% return generated by the average general equity fund.

Q. GRANTED, THE FUND PERFORMED WELL COMPARED TO OTHER GROWTH MANAGERS. NONETHELESS, HELP US BETTER UNDERSTAND THE DYNAMICS WHICH CONTRIBUTED TOWARD THE FUND LAGGING FOR THE QUARTER THE LARGE CAPITALIZATION BENCHMARK, THE STANDARD AND POOR'S COMPOSITE 500 INDEX.
Sub-market performance for the quarter is largely attributable to two factors: a large underexposure to the communication services sector, and the large exposure to technology stocks. The former are traditionally underweighted in growth funds due to unexciting growth prospects, and the latter bore the brunt of the market's retreat in the correction, but did not rebound as much. In keeping with the market theme for the quarter, the best performing stocks in the Fund were largely domestic, highly consistent earners. Norwest was up 27%, having benefited from declining interest rates, as well. Pfizer received preliminary approval for a new potential blockbuster drug sooner than anticipated and returned 24%. And rounding out the top five were Walt Disney (+23%), Walgreen (+23%), and Illinois Tool Works (+21%). Technology stocks dominated the worst performing stocks in the Fund. Preannounced earnings were responsible for very disappointing returns from Silicon Graphics and Cabletron Systems, both of which were down 53%, and Altera, down 35%. Management guidance to reduce near-term expectations impacted Fluor, down 30%, and uncertainty surrounding Asia's influence on demand for personal computers hurt Intel, down 24%.

Q. AND WHAT ABOUT FOR THE YEAR; WHAT WERE THE WINNERS AND LOSERS IN THE FUND? The best performance came from the independent power producer AES Corp. which doubled in value during 1997, in large part due to several contracts signed throughout the year which have added to the visibility of earnings over the next two to three years. Norwest Corp. returned 82% and benefited from solid fundamental execution within the consistently strong financial sector. Pfizer, which also advanced 82%, has consistently hit expectations and has one of the richest pipelines of new products, contributing to clearly visible earnings growth for the foreseeable future. State Street Corp., up 82% for the year, exceeded expectations, driven by growth in assets and associated higher fee income. And rounding out the top five was Home Depot, up 77%. Home Depot benefited from the consolidation within the do-it-yourself retailing industry coupled with very favorable consumer demand for its products and services. The negative side of the ledger was dominated by technology stocks, all of which paid the price for missing expectations and most of which suffered from concerns originating from soft demand, perceived or real, from international customers. Specifically, Cabletron Systems declined 57%, Silicon Graphics declined 52%, Altera dropped 38%, and First Data Corp. dropped 20%. Fluor was influenced by Asian dislocations disrupting the supply/demand relationship for global engineering and construction services following a period of aggressive expansion for the company. Its stock declined 40%.

                                                     Pegasus Variable Funds  15

PEGASUS VARIABLE FUNDS
MANAGEMENT'S DISCUSSION AND ANALYSIS -- (CONTINUED)
GROWTH FUND

--------------------------------------------------------------------------------
An Interview with Jeffrey C. Beard
Portfolio Manager

--------------------------------------------------------------------------------
Q. WHAT IS YOUR OUTLOOK FOR THE NEXT 12 MONTHS, AND GIVEN THIS OUTLOOK, HOW IS THE FUND POSITIONED?
We believe the economy will continue to grow, although the head winds created by increased competition from cheap imports will pressure revenue growth and increasing wage demands will squeeze margins, as well, pulling corporate earnings growth expectations downward. As earnings growth does in fact slow, stock selection becomes even more paramount, and we believe that investors will focus on an increasingly narrow selection of large cap, consistent growth equities, driving valuation of these successful stocks even higher. The
Variable Growth Fund's approach to investing is particularly well suited to this environment, emphasizing consistent earnings growth supported by strong, unit-driven revenue growth.


 16  Pegasus Variable Funds

PEGASUS VARIABLE FUNDS
MANAGEMENT'S DISCUSSION AND ANALYSIS
GROWTH FUND -- (CONTINUED)

--------------------------------------------------------------------------------

                       GROWTH OF $10,000 INVESTED IN THE
                      PEGASUS VARIABLE GROWTH FUND AND THE
                                 S&P 500 INDEX*

                             [GRAPH APPEARS HERE]

(1) Excludes expenses.

        TOTAL RETURN                 INCEPTION              ONE                 SINCE
      THROUGH 12/31/97                 DATE                 YEAR              INCEPTION
---------------------------------------------------------------------------------------
PEGASUS VARIABLE  GROWTH FUND
I Shares                              3/30/95              25.48%              20.85%
S&P 500 Index*                        3/30/95              33.35%              29.89%



The performance data quoted represents past performance and is not an indication of future results. The investment return and Net Asset Value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

* The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market as a whole.


                                                    Pegasus Variable Funds  17

PEGASUS VARIABLE FUNDS
MANAGEMENT'S DISCUSSION AND ANALYSIS
INTRINSIC VALUE FUND

--------------------------------------------------------------------------------
An Interview with Chris Gassen and Richard Neumann
Portfolio Managers

--------------------------------------------------------------------------------

Q. HOW DID THE FUND PERFORM?
We ended the period from May 1, 1997 to December 31, 1997 with a 16.96 percent return, a very strong year for absolute performance. However, it was also a good year for the general equity market with the S & P 500 Index up an astounding 19.14 percent for the same period.

Q. DESPITE THE GOOD ABSOLUTE RETURN, YOU FELL SLIGHTLY BEHIND THE S & P 500 INDEX. WHY?
In exuberant market environments such as last year, more conservatively invested funds such as the Intrinsic Value Fund typically lag. However, over longer periods we are positioned to achieve more competitive returns.

Q. HOW DO YOU MEASURE RISK?
Many investors use volatility statistics (such as beta and standard deviation) to measure risk; the more volatile the return, the riskier the asset. In general, investors demand higher returns when they incur greater risk.

Q. YOU SAY THAT THE FUND HAS BEEN LESS RISKY THAN THE OVERALL MARKET. WHAT ABOUT RISK ADJUSTED RETURNS?
A risk adjusted return takes a fund's risk into account when evaluating performance. According to outside sources like Morningstar and Value Line, the Intrinsic Value Fund's performance is above average when considering that our risk has been very low relative to other funds in the same category.
Q. WHERE IS THE MARKET AND THE FUND HEADED IN 1998?
The market has looked expensive to us for some time, and 1997 did nothing to change that outlook. We see a market environment driven by forces of momentum and speculation, so the connection between current stock prices and the business fundamentals of underlying companies is not often apparent to us. Thus, its difficult to find attractively valued stocks. We believe that this speculative environment will eventually cool off and prices will return to more sensible valuations. We think the Fund is positioned to give investors a less bumpy ride in the interim, although in such a volatile environment anything can happen in the short run.

Q. A LESS BUMPY RIDE, BUT A BUMPY RIDE NONETHELESS?
Unfortunately, one cannot be invested in equities without expecting ups and downs, no matter how conservative the portfolio. However, it is precisely for this reason that equities have outperformed other asset classes over the longer term. Remember that higher returns should accompany higher risk. The Intrinsic Value Fund is positioned to earn attractive returns with less volatility than the market in the years ahead.

18  Pegasus Variable Funds

PEGASUS VARIABLE FUNDS
MANAGEMENT'S DISCUSSION AND ANALYSIS
INTRINSIC VALUE FUND -- (CONTINUED)

--------------------------------------------------------------------------------

                       GROWTH OF $10,000 INVESTED IN THE
                 PEGASUS VARIABLE INTRINSIC VALUE FUND AND THE
                                 S&P 500 INDEX*

                             [GRAPH APPEARS HERE]

(1) Excludes expenses.

             TOTAL RETURN                        INCEPTION                     SINCE
           THROUGH 12/31/97                        DATE                      INCEPTION
--------------------------------------------------------------------------------------
PEGASUS VARIABLE  INTRINSIC VALUE FUND
I Shares                                          5/1/97                      16.96%
S&P 500 Index*                                    5/1/97                      19.14%


The performance data quoted represents past performance and is not an indication of future results. The investment return and Net Asset Value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
The total return set forth may reflect the waiver of a portion of the fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without waiver of fees, total return would have been lower.
 *The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market as a whole.

                                                      Pegasus Variable Funds  19

PEGASUS VARIABLE BOND FUND
MANAGEMENT'S DISCUSSION AND ANALYSIS
BOND FUND

--------------------------------------------------------------------------------
An Interview with Doug Swanson
Portfolio Manager

--------------------------------------------------------------------------------
Q. HOW DID THE BOND FUND PERFORM IN 1997?
With rates generally moving lower in 1997 the Bond Fund had a good year relative to its benchmark and peers. For the period from May 1, 1997 to December 31, 1997, the Fund provided an unannualized total return of 8.25% versus 8.64% for its benchmark, the Lehman Brothers Aggregate Bond Index (index).

Q. WHAT WERE THE PRIMARY REASONS FOR THE BOND FUND'S PERFORMANCE?
Our overweighting in mortgage backed securities was a positive as this sector outperformed most of the year. Also, our security selection within this sector was excellent as many of our individual collateralized mortgage obligations
(CMOs) outperformed generic securities.

Q. HOW DID THE CRISIS IN THE ASIAN FINANCIAL MARKETS AFFECT THE FUND?
The biggest effect was to create a "flight to quality" that extended the rally in U.S. fixed income markets. This clearly had a positive impact on the Fund's absolute returns. The Funds had no direct exposure to Asian creditors, many of which had their ratings slide to below investment grade. The flight to quality did cause returns on corporate bonds to significantly lag those of similar duration U.S. Treasuries. The Fund's underweighting in this sector versus the index had a positive impact on performance in the fourth quarter.

Q. WHAT IS THE FUND'S CURRENT DURATION AND WHY IS THAT IMPORTANT?
As of December 31, 1997 the Bond Fund had a duration of 4.4 versus 4.6 for its index. It is important because duration is a measure of interest rate risk of a portfolio or security. The higher the duration the higher the interest rate risk.

Q. WHAT IS THE FUND'S SECTOR ALLOCATIONS?
At the end of 1997 the Fund held 58% in U.S. Treasuries, 24% in mortgage backed securities, 13% in asset backed securities, 2% in corporates and 3% in money market funds. Also, the Fund held 96% in AAA rated securities.*

Q. WHAT ARE SOME OF YOUR STRATEGIES FOR 1998?
We will continue to keep the duration of the Fund similar to that of its index. Our long-term view on the bond market remains positive, although we think we will remain within a trading range during most of 1998. We have increased our holdings of short duration AAA rated asset-backed securities and believe these will outperform similar duration Treasuries. Although the mortgage-backed sector is not as undervalued as it was at the beginning of 1997, we think there are still many opportunities in this area. Finally, we will continue to stress higher quality securities.
 The Lehman Brothers Aggregate Bond Index is not subject to the expenses of a mutual fund.
*The Portfolio's Composition is subject to change.


20  Pegasus Variable Funds

PEGASUS VARIABLE FUNDS
MANAGEMENT'S DISCUSSION AND ANALYSIS
BOND FUND -- (CONTINUED)

--------------------------------------------------------------------------------

                       GROWTH OF $10,000 INVESTED IN THE
                       PEGASUS VARIABLE BOND FUND AND THE
                     LEHMAN BROTHERS AGGREGATE BOND INDEX*

                             [GRAPH APPEARS HERE]

(1) Excludes expenses.

            TOTAL RETURN                         INCEPTION                       SINCE
          THROUGH 12/31/97                         DATE                        INCEPTION
----------------------------------------------------------------------------------------
PEGASUS VARIABLE BOND FUND
I Shares                                          5/1/97                         8.25%
Lehman Brothers Aggregate Bond Index*             5/1/97                         8.64%


The performance data quoted represents past performance and is not an indication of future results. The investment return and Net Asset Value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
The total return set forth may reflect the waiver of a portion of the fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without waiver of fees, total return would have been lower.
 *The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole.

                                                      Pegasus Variable Funds  21

PEGASUS VARIABLE FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1997

--------------------------------------------------------------------------------

                                        MID-CAP                INTRINSIC
                          GROWTH AND  OPPORTUNITY   GROWTH       VALUE       BOND
                          VALUE FUND     FUND        FUND        FUND        FUND
                                -----------------------------------------------------
ASSETS:
Investment in securi-
ties:
 At cost                  $34,157,763 $ 9,991,063 $12,095,108 $12,985,982 $32,985,201
-------------------------------------------------------------------------------------
 At value (Note 2)        $38,683,321 $12,149,036 $15,818,753 $13,931,584 $33,838,484
Receivable for securi-
ties sold                          --     207,255          --          --          --
Receivable for shares
purchased                          --          --      10,505          --      17,013
Income receivable              44,341       8,878      12,200      32,840     392,276
Deferred organization
costs, net (Note 2)            13,429      13,413      13,413          --          --
Prepaids and other as-
sets                            3,449       5,544       3,306         898          --
-------------------------------------------------------------------------------------
 TOTAL ASSETS              38,744,540  12,384,126  15,858,177  13,965,322  34,247,773
-------------------------------------------------------------------------------------
LIABILITIES:
Payable for securities
purchased                          --     702,441          --       2,792          --
Payable for shares sold        12,228       2,872          --      26,646          --
Accrued investment advi-
sory fees                      19,327       5,569       7,629       6,938      11,527
Accrued administration
fees                            4,832       1,392       1,907       1,735       4,322
Accrued custodial fees          2,956       1,011         439       1,653         155
Other payables and ac-
crued expenses                     --       2,611       8,291          --       1,899
-------------------------------------------------------------------------------------
 TOTAL LIABILITIES             39,343     715,896      18,266      39,764      17,903
-------------------------------------------------------------------------------------
 NET ASSETS               $38,705,197 $11,668,230 $15,839,911 $13,925,558 $34,229,870
-------------------------------------------------------------------------------------
Net assets consist of:
Capital shares (unlim-
ited number of shares
authorized, par value
$.10 per share)           $   238,561 $    81,151 $   102,935 $   120,788 $   327,912
Additional paid-in capi-
tal                        33,732,577   9,352,073  11,966,323  12,780,383  33,042,502
Accumulated undistrib-
uted net investment in-
come                           18,165         994       2,573       2,911       6,092
Accumulated undistrib-
uted net realized gains       190,336      76,039      44,435      75,874          81
Net unrealized apprecia-
tion on investments         4,525,558   2,157,973   3,723,645     945,602     853,283
-------------------------------------------------------------------------------------
 NET ASSETS               $38,705,197 $11,668,230 $15,839,911 $13,925,558 $34,229,870
-------------------------------------------------------------------------------------
Shares of capital stock
outstanding                 2,385,610     811,512   1,029,351   1,207,876   3,279,117
-------------------------------------------------------------------------------------
Net asset value and re-
demption price per share  $     16.22 $     14.38 $     15.39 $     11.53 $     10.44

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


22  Pegasus Variable Funds

PEGASUS VARIABLE FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 1997

--------------------------------------------------------------------------------

                          GROWTH AND      MID-CAP        GROWTH      INTRINSIC      BOND
                          VALUE FUND  OPPORTUNITY FUND    FUND     VALUE FUND(1)  FUND(1)
                                ------------------------------------------------------------
INVESTMENT INCOME:
 Interest                 $   83,956     $   23,157    $   39,640   $   53,829   $1,037,459
 Dividends                   329,762         72,964       111,549      121,865           --
--------------------------------------------------------------------------------------------
 TOTAL INVESTMENT INCOME     413,718         96,121       151,189      175,694    1,037,459
--------------------------------------------------------------------------------------------
EXPENSES (NOTES 2, 3 AND
5):
 Investment advisory fee     134,329         60,752        80,804       38,176       62,212
 Administration fees          33,582         15,188        20,201        9,544       23,329
 Professional fees            29,334         30,948        34,289       15,671       18,477
 Custodial fee                31,764         25,139        14,516       11,510       12,122
 Amortization of de-
 ferred organization
 costs                         5,807          5,823         5,823           --           --
 Insurance                     1,564          1,886         2,473           --           --
 Printing                      7,497          9,392        10,321        1,225        1,225
 Registration, filing
 fees and other expenses       1,220          1,220         1,220        1,220        1,220
 Less: Expense reim-
 bursement                   (37,901)       (58,356)      (46,798)     (17,342)      (2,899)
--------------------------------------------------------------------------------------------
 NET EXPENSES                207,196         91,992       122,849       60,004      115,686
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME        206,522          4,129        28,340      115,690      921,773
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAINS ON INVESTMENTS:
 Net realized gains          837,720      1,743,002     1,211,616      123,169       20,905
 Net change in
 unrealized appreciation
 on investments            3,665,139        725,115     1,819,220      945,602      853,283
--------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAINS ON IN-
VESTMENTS                  4,502,859      2,468,117     3,030,836    1,068,771      874,188
--------------------------------------------------------------------------------------------
NET INCREASE IN NET AS-
SETS FROM OPERATIONS      $4,709,381     $2,472,246    $3,059,176   $1,184,461   $1,795,961
--------------------------------------------------------------------------------------------

(1) For the period May 1, 1997 (commencement of operations) through December 31, 1997.

                       See Notes to Financial Statements.

                                                      Pegasus Variable Funds  23

PEGASUS VARIABLE FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                                      INTRINSIC
                    GROWTH AND VALUE FUND     MID-CAP OPPORTUNITY FUND          GROWTH FUND           VALUE FUND    BOND FUND
                            -------------------------------------------------------------------------------------
                   Year Ended    Year Ended    Year Ended    Year Ended   Year Ended    Year Ended   Period Ended  Period Ended
                  December 31,  December 31,  December 31,  December 31, December 31,  December 31,  December 31,  December 31,
                      1997          1996          1997          1996         1997          1996        1997(1)       1997(1)
                            -------------------------------------------------------------------------------------
FROM OPERATIONS:
 Net investment
 income           $   206,522   $    76,816   $     4,129    $   17,007  $    28,340   $    41,801   $   115,690   $   921,773
 Net realized
 gains (losses)       837,720       383,386     1,743,002       250,859    1,211,616        (7,205)      123,169        20,905
 Net change in
 unrealized ap-
 preciation on
 investments        3,665,139       550,254       725,115     1,197,353    1,819,220     1,393,107       945,602       853,283
-------------------------------------------------------------------------------------------------------------------------------
 Net increase in
 net assets from
 operations         4,709,381     1,010,456     2,472,246     1,465,219    3,059,176     1,427,703     1,184,461     1,795,961
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net invest-
 ment income         (195,276)      (69,919)       (3,201)      (16,984)     (26,849)      (40,769)     (112,779)     (915,681)
 From realized
 gains               (785,704)     (277,463)   (1,732,223)     (148,305)  (1,140,567)       (3,939)      (47,295)      (20,824)
 In excess of re-
 alized gains              --            --            --            --           --       (19,409)           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Total distribu-
 tions               (980,980)     (347,382)   (1,735,424)     (165,289)  (1,167,416)      (64,117)     (160,074)     (936,505)
-------------------------------------------------------------------------------------------------------------------------------
FROM CAPITAL
SHARE TRANSAC-
TIONS:
 Proceeds from
 shares sold       26,172,441     4,237,450     4,779,295     3,106,879    6,512,260     4,013,413    13,088,467    33,072,130
 Net asset value
 of shares issued
 in reinvestment
 of distributions
 to shareholders      980,980       347,382     1,735,424       165,289    1,167,416        64,117       160,074       936,505
-------------------------------------------------------------------------------------------------------------------------------
                   27,153,421     4,584,832     6,514,719     3,272,168    7,679,676     4,077,530    13,248,541    34,008,635
 Less: payments
 for shares re-
 deemed              (779,182)     (399,040)   (4,798,971)     (328,803)  (5,273,546)     (334,031)     (347,370)     (638,221)
-------------------------------------------------------------------------------------------------------------------------------
 Net increase in
 net assets from
 capital share
 transactions      26,374,239     4,185,792     1,715,748     2,943,365    2,406,130     3,743,499    12,901,171    33,370,414
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS         30,102,640     4,848,866     2,452,570     4,243,295    4,297,890     5,107,085    13,925,558    34,229,870
NET ASSETS:
 Beginning of pe-
 riod               8,602,557     3,753,691     9,215,660     4,972,365   11,542,021     6,434,936            --            --
-------------------------------------------------------------------------------------------------------------------------------
 End of period    $38,705,197   $ 8,602,557   $11,668,230    $9,215,660  $15,839,911   $11,542,021   $13,925,558   $34,229,870
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARES
TRANSACTIONS:
 Shares sold        1,722,895       334,689       318,480       248,511      428,650       325,074     1,224,500     3,249,652
 Shares issued in
 reinvestment of
 distributions to
 shareholders          61,654        26,413       120,944        12,410       74,931         4,912        14,079        90,681
-------------------------------------------------------------------------------------------------------------------------------
                    1,784,549       361,102       439,424       260,921      503,581       329,986     1,238,579     3,340,333
 Less: shares re-
 deemed               (50,917)      (31,926)     (312,599)      (27,359)    (343,565)      (26,488)      (30,703)      (61,216)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN
SHARES
OUTSTANDING         1,733,632       329,176       126,825       233,562      160,016       303,498     1,207,876     3,279,117
CAPITAL SHARES:
 Beginning of pe-
 riod                 651,978       322,802       684,687       451,125      869,335       565,837            --            --
-------------------------------------------------------------------------------------------------------------------------------
 End of period      2,385,610       651,978       811,512       684,687    1,029,351       869,335     1,207,876     3,279,117
-------------------------------------------------------------------------------------------------------------------------------

(1)For the period May 1, 1997 (commencement of operations) through December 31, 1997.

                       See Notes to Financial Statements.


24  Pegasus Variable Funds

PEGASUS VARIABLE GROWTH AND VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1997

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                       MARKET
                        DESCRIPTION                          SHARES     VALUE
                        -----------                          ------    ------
TEMPORARY CASH INVESTMENT -- 2.41%
 Pegasus Cash Management Fund Class I....................... 933,313 $   933,313
                                                                     -----------
 (Cost $933,313)
COMMON STOCKS -- 97.59%
 Aerospace -- 1.52%
  Boeing Co.................................................  12,000     587,250
                                                                     -----------
 Apparel -- 1.51%
  Russell Corp..............................................  22,000     584,375
                                                                     -----------
 Banks -- 5.37%
  Bankamerica Corp..........................................  11,000     803,000
  Norwest Corp..............................................  33,000   1,274,625
                                                                     -----------
                                                                       2,077,625
                                                                     -----------
 Business Machines -- 2.61%
  Electronic Data Systems Corp..............................  23,000   1,010,563
                                                                     -----------
 Business Services -- 5.25%
  Auto Data Processing, Inc.................................  19,000   1,166,125
  Deluxe Corp...............................................  25,000     862,500
                                                                     -----------
                                                                       2,028,625
                                                                     -----------
 Chemicals -- 2.67%
  Sigma-Aldrich Corp........................................  26,000   1,033,500
                                                                     -----------
 Construction -- 4.21%
  Masco Corp................................................  18,000     915,750
  York International Corp...................................  18,000     712,125
                                                                     -----------
                                                                       1,627,875
                                                                     -----------
 Consumer Durables -- 2.53%
  Newell Co.................................................  23,000     977,500
                                                                     -----------
 Containers -- 1.81%
  Crown Cork & Seal Co., Inc................................  14,000     701,750
                                                                     -----------
 Drugs and Medicine -- 9.00%
  Abbot Laboratories Corp...................................  13,000     852,313
  Bristol-Myers Squibb Co...................................  14,000   1,324,750
  Schering-Plough Corp......................................  21,000   1,304,625
                                                                     -----------
                                                                       3,481,688
                                                                     -----------
 Electronics -- 9.65%
  Amp, Inc..................................................  21,000     882,000
  Andrew Corp...............................................  15,000     360,000
  First Data Corp...........................................  19,000     555,750
  Hewlett Packard Co........................................  12,000     750,000
  Lucent Technology, Inc....................................   7,000     559,125
  Motorola, Inc.............................................  11,000     627,688
                                                                     -----------
                                                                       3,734,563
                                                                     -----------

                                                      Pegasus Variable Funds  25

PEGASUS VARIABLE GROWTH AND VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                       MARKET
                         DESCRIPTION                          SHARES    VALUE
                         -----------                          ------   ------
 Energy and Utilities -- 10.56%
  Enron Corp................................................. 16,000 $   665,000
  FPL Group, Inc............................................. 18,000   1,065,375
  MCN Energy Group, Inc...................................... 31,000   1,251,625
  Pinnacle West Capital Corp................................. 26,000   1,101,750
                                                                     -----------
                                                                       4,083,750
                                                                     -----------
 Energy Raw Materials -- 3.12%
  Schlumberger Ltd........................................... 15,000   1,207,500
                                                                     -----------
 Food and Agriculture -- 7.78%
  ConAgra, Inc............................................... 30,000     984,375
  CPC International, Inc..................................... 10,000   1,077,500
  PepsiCo, Inc............................................... 26,000     947,375
                                                                     -----------
                                                                       3,009,250
                                                                     -----------
 Insurance -- 3.84%
  American International Group, Inc..........................  6,000     652,500
  Chubb Corp................................................. 11,000     831,875
                                                                     -----------
                                                                       1,484,375
                                                                     -----------
 International Oil -- 2.08%
  British Petroleum PLC ADR.................................. 10,079     803,170
                                                                     -----------
 Liquor -- 2.39%
  Anheuser-Busch Companies, Inc.............................. 21,000     924,000
                                                                     -----------
 Media -- 4.75%
  Gannett Co., Inc........................................... 14,000     865,375
  Washington Post Co., Class B...............................  2,000     973,000
                                                                     -----------
                                                                       1,838,375
                                                                     -----------
 Miscellaneous & Conglomerates -- 2.53%
  Cognizant Corp............................................. 22,000     980,375
                                                                     -----------
 Miscellaneous Finance -- 1.87%
  PMI Group, Inc............................................. 10,000     723,125
                                                                     -----------
 Non-Durables and Entertainment -- 2.30%
  Kimberly-Clark Corp........................................ 18,000     887,625
                                                                     -----------
 Producer Goods -- 2.61%
  Dover Corp................................................. 28,000   1,011,500
                                                                     -----------
 Retail -- 5.18%
  PEP Boys Manny Moe & Jack.................................. 28,000     668,500
  Toys R Us, Inc.*........................................... 17,000     534,436
  Officemax, Inc.*........................................... 56,300     802,275
                                                                     -----------
                                                                       2,005,211
                                                                     -----------


26  Pegasus Variable Funds

PEGASUS VARIABLE GROWTH AND VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                      MARKET
                        DESCRIPTION                          SHARES    VALUE
                        -----------                          ------   ------
 Telephone -- 2.45%
  Century Telephone Enterprises, Inc........................ 19,000 $   946,438
                                                                    -----------
TOTAL COMMON STOCKS.........................................         37,750,008
                                                                    -----------
 (Cost $33,224,450)
TOTAL INVESTMENTS...........................................        $38,683,321
                                                                    ===========
 (Cost $34,157,763)

* Non-income producing security.

                                                    Pegasus Variable Funds   27

PEGASUS VARIABLE MID-CAP OPPORTUNITY FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1997

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                            SHARES    MARKET
                        DESCRIPTION                                    VALUE
                        -----------                         ------    ------
TEMPORARY CASH INVESTMENT -- 5.54%
 Pegasus Cash Management Fund Class I...................... 673,595 $   673,595
                                                                    -----------
 (Cost $673,595)
COMMON STOCKS -- 94.46%
 Air Transport -- 1.05%
  Air Express International Corp...........................   4,200     128,100
                                                                    -----------
 Apparel -- 0.84%
  Tommy Hilfiger Corp......................................   2,900     101,862
                                                                    -----------
 Banks -- 8.17%
  Charter One Financial, Inc...............................   5,200     328,250
  First Tennessee National Corp............................   2,000     133,500
  Associated Banc Corp.....................................   3,838     211,570
  TCF Financial Corp.......................................   9,400     319,012
                                                                    -----------
                                                                        992,332
                                                                    -----------
 Business Machines -- 4.25%
  Comdisco, Inc............................................   5,350     178,891
  Diebold, Inc.............................................   2,300     116,438
  Xilinx, Inc..............................................   2,950     103,434
  Stratus Computer, Inc....................................   3,100     117,219
                                                                    -----------
                                                                        515,982
                                                                    -----------
 Business Services -- 8.32%
  CDI Corp.*...............................................   4,400     201,300
  DST Systems, Inc.*.......................................   5,300     226,244
  Hon Industries, Inc......................................   3,800     224,200
  Omnicom Group, Inc.......................................   3,200     135,600
  SunGard Data Systems, Inc.*..............................   7,200     223,200
                                                                    -----------
                                                                      1,010,544
                                                                    -----------
 Chemicals -- 0.70%
  RPM, Inc.................................................   5,556      84,729
                                                                    -----------
 Construction -- 4.03%
  Applied Power, Inc.......................................   2,800     193,200
  Crane Co.................................................   6,825     296,034
                                                                    -----------
                                                                        489,234
                                                                    -----------
 Consumer Durables -- 1.41%
  Leggett & Platt, Inc.....................................   4,100     171,687
                                                                    -----------
 Containers -- 1.46%
  AptarGroup, Inc..........................................   3,200     177,600
                                                                    -----------
 Drugs and Medicine -- 4.51%
  Health Care & Retirement Corp.*..........................   4,000     161,000
  Quorum Health Group, Inc.*...............................   6,350     165,894
  Sybron International Corp.*..............................   4,700     220,606
                                                                    -----------
                                                                        547,500
                                                                    -----------

28  Pegasus Variable Funds

PEGASUS VARIABLE MID-CAP OPPORTUNITY FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                      MARKET
                        DESCRIPTION                          SHARES    VALUE
                        -----------                          ------   ------
 Electronics -- 8.84%
  Belden, Inc............................................... 6,700  $   236,175
  Dynatech Corp.*........................................... 4,450      208,594
  KEMET Corp.*.............................................. 4,400       85,250
  Microchip Technology, Inc.*............................... 3,400      102,000
  Molex, Inc. Class A Non-Voting............................ 4,713      135,498
  Lexmark International Group, Inc., Class A................ 5,300      201,400
  Teradyne, Inc.*........................................... 3,300      105,600
                                                                    -----------
                                                                      1,074,517
                                                                    -----------
 Energy Raw Materials -- 3.35%
  Apache Corp............................................... 5,700      199,856
  Noble Affiliates, Inc..................................... 4,200      148,050
  Southwestern Energy Co.................................... 4,600       59,225
                                                                    -----------
                                                                        407,131
                                                                    -----------
 Insurance -- 3.37%
  Capital RE Corp........................................... 4,000      248,250
  Transatlantic Holdings, Inc............................... 2,250      160,875
                                                                    -----------
                                                                        409,125
                                                                    -----------
 International Oil -- 1.57%
  Camco International, Inc.................................. 3,000      191,063
                                                                    -----------
 Miscellaneous and Conglomerates -- 6.74%
  Culligan Water Technologies, Inc.*........................ 2,000      100,500
  DENTSPLY International, Inc............................... 4,800      146,400
  Essex International, Inc.................................. 5,800      172,550
  Health Management Associates, Inc. Class A*............... 2,862       72,266
  Littlefuse, Inc.*......................................... 5,500      136,813
  Water Corp................................................ 4,900      184,363
  Wolverine Tube, Inc.*.....................................   200        6,200
                                                                    -----------
                                                                        819,092
                                                                    -----------
 Miscellaneous Finance -- 12.93%
  CMAC Investment Corp...................................... 3,800      229,425
  Edwards (A.G.), Inc....................................... 5,950      236,512
  Everest Reinsurance Holdings, Inc......................... 6,300      259,875
  Executive Risk, Inc....................................... 1,900      132,644
  FINOVA Group, Inc......................................... 5,900      293,156
  Idex Corp................................................. 5,075      176,990
  PMI Group, Inc............................................ 3,350      242,247
                                                                    -----------
                                                                      1,570,849
                                                                    -----------
 Motor Vehicles -- 5.41%
  Borg Warner Automotive, Inc............................... 4,100      213,200
  Donaldson Co., Inc........................................ 2,400      108,150
  Harley-Davidson, Inc...................................... 5,800      158,775
  Tower Automotive, Inc..................................... 4,200      176,663
                                                                    -----------
                                                                        656,788
                                                                    -----------

                                                      Pegasus Variable Funds  29

PEGASUS VARIABLE MID-CAP OPPORTUNITY FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                      MARKET
                        DESCRIPTION                          SHARES    VALUE
                        -----------                          ------   ------
 Non-Durables and Entertainment -- 1.30%
  Lancaster Colony Corp..................................... 2,800  $   157,850
                                                                    -----------
 Non-Ferrous Metals -- 1.51%
  DT Industries, Inc........................................ 5,400      183,600
                                                                    -----------
 Producer Goods -- 5.78%
  Harsco Corp............................................... 4,200      181,125
  Hubbell, Inc. Class B..................................... 4,100      202,181
  Juno Lighting, Inc........................................ 7,600      133,000
  Teleflex, Inc............................................. 4,100      154,775
  TriMas Corp...............................................   900       30,938
                                                                    -----------
                                                                        702,019
                                                                    -----------
 Retail -- 6.24%
  Kohls Corp.*.............................................. 2,000      136,250
  Proffitts, Inc.*.......................................... 9,500      270,156
  Mens Wearhouse, Inc....................................... 4,300      149,425
  Zale Corp.*............................................... 8,800      202,400
                                                                    -----------
                                                                        758,231
                                                                    -----------
 Travel and Recreation -- 2.68%
  Galileo International, Inc................................ 6,100      168,512
  Callaway Golf Co.......................................... 5,500      157,094
                                                                    -----------
                                                                        325,606
                                                                    -----------
TOTAL COMMON STOCKS.........................................         11,475,441
                                                                    -----------
 (Cost $9,317,468)
TOTAL INVESTMENTS...........................................        $12,149,036
                                                                    ===========
 (Cost $9,991,063)

*Non-income producing security.


30  Pegasus Variable Funds

PEGASUS VARIABLE GROWTH FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1997

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                      MARKET
                        DESCRIPTION                         SHARES     VALUE
                        -----------                         ------    ------
TEMPORARY CASH INVESTMENT -- 5.20%
 Pegasus Cash Management Fund Class I...................... 882,003 $   822,003
                                                                    -----------
 (Cost $822,003)
COMMON STOCKS -- 94.80%
 Banks -- 5.64%
  MBNA Corp................................................  10,000     273,125
  Norwest Corp.............................................  10,000     386,250
  State Street Corp........................................   4,000     232,750
                                                                    -----------
                                                                        892,125
                                                                    -----------
 Business Machines -- 9.22%
  Cisco System, Inc........................................   6,000     334,500
  Microsoft Corp.*.........................................   4,500     581,625
  Silicon Graphics*........................................  11,500     143,031
  Sun Microsystems, Inc....................................  10,000     398,750
                                                                    -----------
                                                                      1,457,906
                                                                    -----------
 Business Services -- 6.13%
  Cendant Corp.............................................   8,000     275,000
  Computer Associates International, Inc...................   7,500     396,562
  Interpublic Group of Companies, Inc......................   6,000     298,875
                                                                    -----------
                                                                        970,437
                                                                    -----------
 Chemicals -- 1.85%
  Praxair, Inc.............................................   6,500     292,500
                                                                    -----------
 Construction -- 1.06%
  Fluor Corp...............................................   4,500     168,188
                                                                    -----------
 Consumer Durables--2.02%
  Newell Co................................................   7,500     318,750
                                                                    -----------
 Drugs and Medicine -- 16.71%
  American Home Products Corp..............................   3,500     267,750
  Amgen, Inc.*.............................................   6,000     324,750
  Guidant Corp.............................................   4,000     249,000
  Johnson & Johnson........................................   3,500     230,563
  Mylan Laboratories, Inc..................................   8,000     167,500
  Pall Corp................................................   6,500     134,469
  Pfizer, Inc..............................................   4,500     335,531
  Smithkline Beecham PLC ADR...............................   8,000     411,500
  Stryker Corp.............................................   6,000     223,500
  United Healthcare Corp...................................   6,000     298,125
                                                                    -----------
                                                                      2,642,688
                                                                    -----------

                                                      Pegasus Variable Funds  31

PEGASUS VARIABLE GROWTH FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                       MARKET
                         DESCRIPTION                          SHARES    VALUE
                         -----------                          ------   ------
 Electronics -- 7.78%
  Altera Corp................................................  9,500 $   314,688
  First Data Corp............................................  6,000     175,500
  Intel Corp.................................................  6,000     421,500
  Lucent Technologies, Inc...................................  4,000     319,500
                                                                     -----------
                                                                       1,231,188
                                                                     -----------
 Energy and Utilities -- 3.97%
  AES Corp.*.................................................  9,000     419,625
  Enron Corp.................................................  5,000     207,812
                                                                     -----------
                                                                         627,437
                                                                     -----------
 Energy Raw Materials -- 3.36%
  Schlumberger Ltd...........................................  2,000     161,000
  Unova, Inc.................................................  9,000     147,938
  Western Atlas, Inc.*.......................................  3,000     222,000
                                                                     -----------
                                                                         530,938
                                                                     -----------
 Food and Agriculture -- 2.72%
  Coca Cola Co...............................................  4,000     266,500
  PepsiCo, Inc...............................................  4,500     163,969
                                                                     -----------
                                                                         430,469
                                                                     -----------
 Insurance -- 4.20%
  AFLAC, Inc.................................................  4,500     230,062
  UNUM Corp..................................................  8,000     435,000
                                                                     -----------
                                                                         665,062
                                                                     -----------
 Media -- 1.42%
  Cabletron System, Inc...................................... 15,000     225,000
                                                                     -----------
 Miscellaneous and Conglomerates -- 2.10%
  Elan PLC ADR*..............................................  6,500     332,719
                                                                     -----------
 Miscellaneous Finance -- 3.06%
  Federal Home Loan Mortgage Corp............................  6,000     251,625
  MGIC Investment Corp.......................................  3,500     232,750
                                                                     -----------
                                                                         484,375
                                                                     -----------
 Non-Durables and Entertainment -- 2.57%
  Service Corp. International................................ 11,000     406,312
                                                                     -----------
 Producer Goods -- 4.75%
  General Electric Co........................................  4,500     330,188
  Illinois Tool Works, Inc...................................  7,000     420,875
                                                                     -----------
                                                                         751,063
                                                                     -----------

32  Pegasus Variable Funds

PEGASUS VARIABLE GROWTH FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                      MARKET
                        DESCRIPTION                          SHARES    VALUE
                        -----------                          ------   ------
 Retail -- 7.06%
  Dollar General Corp.......................................  7,500 $   271,875
  Home Depot, Inc...........................................  6,750     397,406
  Officemax, Inc............................................ 16,000     228,000
  Walgreen Co...............................................  7,000     219,625
                                                                    -----------
                                                                      1,116,906
                                                                    -----------
 Soaps and Cosmetics -- 1.51%
  Procter & Gamble Co.......................................  3,000     239,437
                                                                    -----------
 Telephone -- 2.36%
  AirTouch Communications, Inc.*............................  9,000     374,063
                                                                    -----------
 Tobacco -- 1.29%
  Philip Morris Companies, Inc..............................  4,500     203,906
                                                                    -----------
 Travel and Recreation -- 4.02%
  Carnival Corp., Class A...................................  7,000     387,625
  Disney (Walt) Co..........................................  2,500     247,656
                                                                    -----------
                                                                        635,281
                                                                    -----------
TOTAL COMMON STOCKS.........................................         14,996,750
                                                                    -----------
 (Cost $11,273,105)
TOTAL INVESTMENTS...........................................        $15,818,753
                                                                    ===========
 (Cost $12,095,108)

*Non-income producing security

                                                      Pegasus Variable Funds  33

PEGASUS VARIABLE INTRINSIC VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1997

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                      MARKET
                      DESCRIPTION                         SHARES       VALUE
                      -----------                         ------      ------
TEMPORARY CASH INVESTMENT -- 3.74%
 Pegasus Cash Management Fund Class I..................    521,387  $   521,387
                                                                    -----------
 (Cost $521,387)
                                                        FACE AMOUNT
                                                        -----------
CONVERTIBLE BONDS -- 9.87%
 Nac Re Corp., 5.25%, 12/15/02......................... $  360,000      407,700
 Pep Boys, Zero Coupon, 9/20/11........................    117,000       62,595
 Potomac Electric Power Co., 5.00%, 9/1/02.............    336,000      329,700
 Roche Holding Inc. Zero Coupon, 5/6/12................  1,240,000      575,050
                                                                    -----------
 (Cost $1,301,403)
                                                                      1,375,045
                                                                    -----------
                                                          SHARES
                                                          ------
NON-CONVERTIBLE PREFERRED STOCK -- 1.16%
 Finance -- 1.16%
  Salomon Inc., 7.625% Preferred.......................      4,000      161,000
                                                                    -----------
 (Cost $139,294)
COMMON STOCKS -- 85.23%
 Aerospace -- 4.45%
  Lockheed Martin Corp.................................      6,300      620,550
                                                                    -----------
 Apparel -- 5.43%
  Payless Shoesource, Inc.*............................      6,600      443,025
  Unifi, Inc...........................................      7,700      313,294
                                                                    -----------
                                                                        756,319
                                                                    -----------
 Banks -- 1.99%
  Pacific Century Financial Corp.......................     11,200      277,200
                                                                    -----------
 Business Services -- 1.18%
  Grey Advertising, Inc................................        500      164,000
                                                                    -----------
 Chemicals -- 2.21%
  NCH Corp.............................................      4,700      307,850
                                                                    -----------
 Consumer Durables -- 0.80%
  National Presto Industries, Inc......................      2,800      110,775
                                                                    -----------
 Domestic Oil -- 0.86%
  Atlantic Richfield Co................................      1,500      120,188
                                                                    -----------
 Drugs and Medicine -- 4.23%
  Arch Coal, Inc.......................................     12,400      339,450
  Block Drug, Inc., Class A............................      2,884      124,733
  Mid Ocean Ltd........................................      2,300      124,775
                                                                    -----------
                                                                        588,958
                                                                    -----------
 Energy and Utilities -- 6.81%
  Sierra Pacific Resources.............................      8,000      300,000
  Southwest Gas Corp...................................     10,900      203,694
  St. Joeseph Light & Power Co.........................      7,900      140,719
  Washington Water Power Co............................     12,500      303,906
                                                                    -----------
                                                                        948,319
                                                                    -----------

34  Pegasus Variable Funds

PEGASUS VARIABLE INTRINSIC VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                       MARKET
                         DESCRIPTION                          SHARES    VALUE
                         -----------                          ------   ------
 Food and Agriculture -- 4.28%
  Farmer Brothers Co.........................................  1,600 $   299,200
  Tate & Lyle PLC Sponsored..................................  9,000     297,355
                                                                     -----------
                                                                         596,555
                                                                     -----------
 Insurance -- 14.66%
  Allmerica Financial Corp...................................  3,800     189,762
  American National Insurance Co.............................  4,800     446,400
  Citizens Corp.............................................. 10,500     301,875
  Financial Security Assurance Holdings......................  5,100     246,075
  Ohio Casualty Corp.........................................  3,500     156,187
  Old Republic International Corp............................ 12,700     472,281
  Safeco Corp................................................  4,700     229,125
                                                                     -----------
                                                                       2,041,705
                                                                     -----------
 International Oil -- 0.61%
  Amoco Corp.................................................  1,000      85,125
                                                                     -----------
 Miscellaneous and Conglomerates -- 2.58%
  Diageo PLC.................................................  9,500     359,813
                                                                     -----------
 Miscellaneous Finance -- 14.44%
  Associated Estates Realty..................................  3,200      75,800
  Federal National Mortgage Association......................  9,900     564,918
  Fund American Enterprises Holdings, Inc....................  5,500     665,500
  Leucadia National Corp..................................... 16,600     572,700
  PXRE Corp..................................................  4,000     132,750
                                                                     -----------
                                                                       2,011,668
                                                                     -----------
 Motor Vehicles -- 0.73%
  Ford Motor Co..............................................  2,100     102,244
                                                                     -----------
 Non-Durables and Entertainment -- 4.87%
  Hasbro, Inc................................................  6,600     207,900
  Lubys Cafeterias, Inc...................................... 10,900     191,431
  Sbarro, Inc................................................ 10,600     278,913
                                                                     -----------
                                                                         678,244
                                                                     -----------
 Producer Goods -- 0.23%
  Tennant Co.................................................    900      32,738
                                                                     -----------
 Railroads and Shipping -- 4.12%
  Alexander & Baldwin, Inc................................... 10,000     273,125
  Illinois Central Corp., Series A...........................  8,850     301,453
                                                                     -----------
                                                                         574,578
                                                                     -----------
 Retail -- 1.40%
  Stanhome, Inc..............................................  7,600     195,225
                                                                     -----------
 Tires and Rubber Goods -- 2.85%
  Bandag, Inc., Class A......................................  8,290     396,884
                                                                     -----------

                                                      Pegasus Variable Funds  35

PEGASUS VARIABLE INTRINSIC VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                       MARKET
                         DESCRIPTION                          SHARES    VALUE
                         -----------                          ------   ------
 Tobacco -- 6.50%
  Loews Corp.................................................  6,685 $   709,446
  UST, Inc...................................................  5,300     195,768
                                                                     -----------
                                                                         905,214
                                                                     -----------
TOTAL COMMON STOCKS..........................................         11,874,152
                                                                     -----------
 (Cost $11,023,898)
TOTAL INVESTMENTS............................................        $13,931,584
                                                                     ===========
 (Cost $12,985,982)

* Non-income producing security.


36  Pegasus Variable Funds

PEGASUS VARIABLE BOND FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1997

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                      MARKET
                      DESCRIPTION                         SHARES       VALUE
                      -----------                         ------      ------
TEMPORARY CASH INVESTMENT -- 3.41%
 Pegasus Cash Management Fund Class I..................  1,155,179  $ 1,155,179
                                                                    -----------
 (Cost $1,155,179)
                                                        FACE AMOUNT
                                                        -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 82.16%
 U.S. Treasury Securities -- 58.37%
  U.S. Treasury Bonds:
   8.75%, 05/15/17..................................... $2,400,000    3,146,616
   12.75%, 11/15/10....................................  7,060,000   10,077,020
 U.S. Treasury Inflation Protection Security, 3.375%,
  01/15/07.............................................    203,978      198,624
 U.S. Treasury Note, 7.125%, 02/29/00..................  6,150,000    6,327,796
                                                                    -----------
 (Cost $19,088,348)                                                  19,750,056
                                                                    -----------
 Agency Obligations -- 23.79%
 Federal Home Loan Mortgage Corp. Participation Ctfs.:
   #555238, 12.00%, 07/01/19...........................    109,067      123,227
  Federal Home Loan Mortgage Corp. Gtd. Multi-Class
   Mortgage Participation Ctfs.:
   Series 11 Class 11-D, 9.50%, 07/15/19...............    250,000      276,430
   Series 22 Class C, 9.50%, 04/15/20..................    151,920      168,636
   Series 47 Class 47-F, 10.00%, 06/15/20..............    100,000      109,217
   Series 99 Class Z, 9.50%, 01/15/21..................     67,101       71,803
   Series 128 Class I, 6.50%, 02/15/21.................    200,000      199,224
   Series 1051 Class D, 7.00%, 11/15/19................     80,654       81,251
   Series 1065 Class J, 9.00%, 04/15/21................    100,000      107,686
   Series 1295 Class JB, 4.50%, 03/15/07...............    300,000      281,160
   Series 1297 Class H, 7.50%, 01/15/20................    197,350      203,052
   Series 1370 Class F, 6.75%, 03/15/19................    260,000      261,797
   Series 1389 Class SA, IF, 10/15/07..................     40,303       33,364
   Series 1465 Class SA, IO, IF, 02/15/08..............    838,856       39,219
   Series 1489 Class L, 5.50%, 04/15/08................     93,467       92,197
   Series 1491 Class MA, 6.75%, 11/15/22...............    100,945       98,927
   Series 1586 Class A, 6.00%, 09/15/08................    196,108      194,679
   Series 1589 Class Z, 6.25%, 09/15/23................    716,841      657,598
   Series 1595 Class S, IO, IF, 10/15/13...............  1,121,754       51,434
   Series 1606 Class LC, IF, 05/15/08..................    187,878      193,801
   Series 1647 Class SB, IF, 12/15/08..................     88,522       87,537
   Series 1686 Class SL, IF, 02/15/24..................    138,673      128,642
   Series 1689 Class SD, IF, 10/15/23..................    100,000       92,566
   Series 1700 Class GA, PO, 02/15/24..................    286,574      166,342
   Series 1796-A Class S, IF, 02/15/09.................    125,000      112,782
   Series 1859 Class SB, IO, IF, 10/15/23..............    180,000       44,304
  Federal National Mortgage Assn. Pass Thru Securities:
   Pool #116612, AR, 03/01/19..........................     83,476       87,270
   Pool #303532, AR, 03/01/29..........................    143,153      143,132
  Federal National Mortgage Assn. Pass Thru Securities
   Gtd. Remic Trust:
   1986 Class K-2, IO, 2.56%, 11/01/08.................  1,004,398       70,857
   1990 Class 1-D, 8.80%, 01/25/20.....................    153,072      163,782
   1990 Class 93-G, 5.50%, 08/25/20....................    137,132      132,467

                                                      Pegasus Variable Funds  37

PEGASUS VARIABLE BOND FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                      MARKET
                      DESCRIPTION                       FACE AMOUNT    VALUE
                      -----------                       -----------   ------
   1990 Class 143-J, 8.750%, 12/25/20.................. $  187,342  $   199,470
   1990 Class 140-K, HB, 652.1454%, 12/25/20...........      1,225       37,185
   1991 Class 161-H, 7.50%, 2/25/21....................     73,917       74,587
   1992-G Class 15-Z, 7.00%, 01/25/22..................    270,454      273,259
   1992-G Class 42-Z, 7.00%, 07/25/22..................    145,946      146,328
   1992-G Class 61-Z, 7.00%, 10/25/22..................     42,983       41,900
   1992-G Class 66-JB, 5.00%, 11/25/21.................    200,000      176,899
   1992 Class 204-B, 6.00%, 10/25/20...................    250,000      246,880
   1993-G Class 13-G, 6.00%, 06/25/20..................    200,000      197,834
   1993 Class 19-G, 5.00%, 05/25/19....................    250,000      241,414
   1993-G Class 19-K, 6.50%, 06/25/19..................     84,933       85,083
   1993 Class 38-S, IO, IF, 11/25/22...................    485,826        9,675
   1993 Class 44-S, IO, IF, 04/25/23...................    329,554       14,544
   1993 Class 58-J, 5.50%, 04/25/23....................     80,066       78,508
   1993 Class 94-K, 6.75%, 05/25/23....................     91,900       91,118
   1993 Class 155-SB, IO, IF, 09/25/23.................    638,098       37,161
   1993 Class 175-S, IF, 05/25/07......................     70,953       71,805
   1993 Class 220-SD, IF, 11/25/13.....................     49,707       41,588
   1993 Class X-225C-FP, IF, 10/25/22..................    120,000      117,023
   1993 Class 230-FA, IF, 12/25/23.....................    221,466      222,882
   1994 Class 8-G, PO, 11/25/23........................     86,531       62,933
   1994-G Class 13-ZB, 7.00%, 11/17/24.................    186,018      185,247
   1994 Class 30-LA, 6.50%, 2/25/09....................     65,832       65,855
   1994 Class 82-SA, IO, IF, 05/25/23..................  1,503,016       49,741
   1995 Class 13-B, 6.50%, 03/25/09....................    129,877      129,663
   1996 Class 7-C, 6.50%, 12/25/10.....................    200,000      195,704
   1996 Class 20-L, PO, 09/25/08.......................    195,000      133,114
   1996 Class 24-B, PO, 10/25/08.......................    200,000      122,590
  Government National Mortgage Assn. Pass Thru
   Securities:
   Pool #297628, 8.00%, 09/15/22.......................    176,174      183,938
  Government National Mortgage Assn. Pass Thru
   Securities Gtd. Remic Trust:
   1994 Class 4-SA, IF, IO, 10/16/22...................    694,464       42,115
                                                                    -----------
 (Cost $7,873,495)                                                    8,050,426
                                                                    -----------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS...........              27,800,482
                                                                    -----------
 (Cost $26,961,843)
ASSET BACKED SECURITIES -- 12.87%
 Case Equipment Loan Trust Asset Backed Pass Thru.
  Ctf.,
  Series 1995-A, Class A, 7.30%, 03/15/02..............    123,764      124,879
  Series 1995-B, Class A3, 6.15%, 09/15/02.............    238,070      238,939
  Series 1996-A, Class A2, 5.50%, 02/15/03.............    185,235      184,663
 Chase Manhattan Grantor Trust, Series 1995-A, 6.00%,
  09/17/01.............................................    258,829      258,829
 CPS Auto Trust Asset Backed Pass Thru Ctf., Series
  1997-4, Class A1, 6.07%, 03/15/03....................    234,603      234,603
 Ford Credit Auto Owner Trust Asset Backed Pass Thru
  Ctf.,
  Series 1997-B, Class A2, 5.95%, 01/15/00.............    300,000      300,243
 Green Tree Financial Corp. Loan Trust Asset Backed
  Ctf.,
  Series 1994-5, Class A2, 7.30%, 11/15/19.............    232,331      233,918


38  Pegasus Variable Funds

PEGASUS VARIABLE BOND FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                      MARKET
                      DESCRIPTION                       FACE AMOUNT    VALUE
                      -----------                       -----------   ------
 Merrill Lynch Home Equity Loan, 1992-1, Class A, AR,
  07/15/22............................................. $   93,839  $    94,064
 Nationsbank Auto Grantor Trust Asset Backed Ctf.,
  Series 1995-A, Class A, 8.85%, 06/15/02..............     42,175       42,167
 Navistar Financial Corp. Owner Trust,
  Series 1995-1, Class A2, 6.55%, 11/20/01.............    115,341      115,700
 Olympic Automobile Rec. Trust Asset Backed Pass Thru
  Ctf.,
  Series 1995-C, Class A2, 6.20%, 01/15/02.............    252,020      252,718
  Series 1996-C, Class A5, 7.00%, 03/15/04.............    300,000      307,467
 ONYX Acceptance Grantor Trust Auto Loan Pass Thru
  Ctf.,
  Series 1996-1, Class A, 5.40%, 05/15/01..............    184,076      182,982
 Western Financial Asset Backed Pass Thru Ctf.,
  Series 1996-C, Class A4, 6.80%, 12/20/03.............    150,000      152,201
 WFS Financial Owner Trust Asset Backed Pass Thru Ctf.,
  Series 1996-D, Class A-3, 6.05%, 07/20/01............    250,000      250,454
  Series 1997-B, Class A2, 6.05%, 07/20/00.............    399,809      400,173
  Series 1997-C, Class A2, 5.95%, 06/20/00.............    250,000      249,808
  Series 1997-D, Class A2, 6.20%, 09/20/00.............    350,000      350,165
 World Omni Automobile Lease Sec Trust Asset Backed
  Pass Thru Ctf.,
  Series 1995-A, Class A, 6.05%, 11/25/01..............    133,138      133,095
  Series 1997-B, Class A1, 6.07%, 11/25/97.............    250,000      250,000
                                                                    -----------
TOTAL ASSET BACKED SECURITIES..........................               4,357,068
                                                                    -----------
 (Cost $4,348,565)
CORPORATE BONDS AND NOTES--1.56%
 Finance -- 0.93%
  Associates Corp. of North America:
   9.125%, 04/01/00....................................     85,000       90,200
   8.15%, 08/01/09.....................................    200,000      223,528
                                                                    -----------
 (Cost $311,203)                                                        313,728
                                                                    -----------
 Industry -- 0.39%
  Boeing Co., 7.95%, 08/15/24..........................    110,000      130,432
                                                                    -----------
 (Cost $126,771)
 Public Utility -- 0.24%
  Nippon Telegraph & Telephone Corp., 9.50%, 07/27/98..     80,000       81,595
                                                                    -----------
 (Cost $81,640)
TOTAL CORPORATE BONDS AND NOTES........................                 525,755
                                                                    -----------
 (Cost $519,614)
TOTAL INVESTMENTS......................................             $33,838,484
                                                                    ===========
 (Cost $32,985,201)

                                                      Pegasus Variable Funds  39

PEGASUS VARIABLE BOND FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.
                       NOTES TO PORTFOLIO OF INVESTMENTS

The Pegasus Variable Bond Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders which are collateralized by a pool of mortgages held under an indenture. Descriptions of certain collateralized mortgage obligations are as follows:

Adjustable Rate (AR)

Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

Interest Only (IO) represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields of other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayments or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

High Coupon Bonds (HB) (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's, the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC Trust and allocating them to the small principal of the HB class.

Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.


40  Pegasus Variable Funds

PEGASUS VARIABLE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
(1) ORGANIZATION AND COMMENCEMENT OF OPERATIONS

 The Pegasus Variable Funds (the "Trust" or the "Funds") was organized as a Delaware business trust on November 7, 1994, and registered under the Investment Company Act of 1940, as amended, as an open-end investment company. As of December 31, 1997, the Trust consisted of five separate series of which there were four Equity Funds and one Bond Fund (the "Funds"), as described below.

          EQUITY FUNDS:
           Pegasus Variable Growth and Value Fund
           Pegasus Variable Mid-Cap Opportunity Fund
           Pegasus Variable Growth Fund
           Pegasus Variable Intrinsic Value Fund

          BOND FUND:
           Pegasus Variable Bond Fund

 The Funds commenced operations on March 30, 1995, except for the Intrinsic Value Fund and the Bond Fund, which commenced operations on May 1, 1997. Shares of the Trust are made available to serve as the underlying investment media of the variable annuity contracts issued by Separate Account Six of the ITT Hartford Life & Annuity Insurance Company. Orders for the Trust's shares are executed in accordance with the investment instructions of the contract owners.

 On June 26, 1997, the Pegasus Variable Annuity Managed Assets Balanced and Money Market Funds liquidated their assets and discontinued operations. Shareholder investments in these two portfolios were reallocated into other existing mutual funds offered by Separate Account Six within ITT Hartford Life and Annuity Insurance Company, such shares being equal in value to the net assets so reallocated.

 As of December 31, 1997 the Pegasus Variable Annuity Growth and Value Fund, Pegasus Variable Annuity Mid-Cap Opportunity Fund, Pegasus Variable Annuity Growth Fund, Pegasus Variable Annuity Intrinsic Value Fund, and Pegasus Variable Annuity Bond Fund changed their names to the Pegasus Variable Growth and Value Fund, Pegasus Variable Mid-Cap Opportunity Fund, Pegasus Variable Growth Fund, Pegasus Variable Intrinsic Value Fund, and Pegasus Variable Bond Fund, respectively.

(2) SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies followed in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 Investments
 The Funds value investment securities at market value which is determined by a pricing service based upon quoted market prices or dealer quotes. Securities for which market prices or dealer quotes are not readily available are valued by the investment advisor, First Chicago NBD Investment Management Company (FCNIMCO) in accordance with procedures approved by the Board of Trustees. Fixed income securities are valued at the mean of the closing bid and ask price as estimated by an independent pricing service. Fixed income securities with maturities less than 60 days are carried at amortized cost, which approximates market value.

 Investment security purchases and sales are accounted for on the trade date by the Equity Funds and the Bond Fund.

 The Trust invests in securities subject to repurchase agreements. Such transactions are entered into only with institutions included on the Federal Reserve System's list of institutions with whom the Federal Reserve open market desk will do business. FCNIMCO, acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to the Trust's investments in securities subject to

                                                      Pegasus Variable Funds  41

PEGASUS VARIABLE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------
repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by FCNIMCO to assure its value remains at least equal to 102% of the repurchase agreement amount; and 3) funds are not disbursed by the Trust or its agent unless collateral is presented or acknowledged by the collateral custodian.

Investment Income
 Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount on debt instruments. Bond premiums and discounts are amortized/accreted under the effective interest rate method as required by the Internal Revenue Code and by generally accepted accounting principles. For mortgage-backed securities, as prepayments on the underlying mortgages increase or decrease the expected life, the yield is adjusted to amortize/accrete the security to its new expected life. Dividends are recorded on the ex-dividend date.

Federal Income Taxes
 It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying financial statements.

 Net investment income and realized gains (losses) differ for financial statement and tax purposes primarily because of the recognition of wash sale transactions and post-October 31 capital losses. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that net investment income or realized gains were recorded by the Funds. Certain book-to-tax timing differences for the Funds are reflected as excess distributions in the Statements of Changes in Net Assets. These distributions do not constitute a tax return of capital.

Shareholder Dividends
 Dividends from net investment income are declared and paid quarterly by the Equity Funds and monthly by the Bond Fund. Net realized capital gains are distributed annually. Distributions from net investment income and net realized gains are made during each year to prevent the 4% excise tax imposed on regulated investment companies by the Internal Revenue Code.

Deferred Organization Costs
 Organization costs are amortized on a straight-line basis over the five year period beginning with the commencement of operations of each portfolio.

Expenses
 Expenses are charged daily as a percentage of the respective Fund's assets. The Trust monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of Pegasus or a change in expectations as to the level of actual expenses.

When Issued/To Be Announced (TBA) Securities
 The Bond Fund may purchase securities on a "when issued" basis. These securities have been registered by a municipality or government agency, but have not yet been issued to the public. These transactions involve a commitment by the Fund to purchase particular securities, with payment and delivery taking place at a future date, for which all specific information, such as the face amount and maturity date of such investment security, is not known at the time of the trade. These transactions are subject to market fluctuations and the risk that the value at delivery may be more or less than the purchase price at which the transactions were entered. The current value of these securities is determined in the same manner as that of other portfolio securities. Although the Bond Fund generally purchases these securities with the intention of acquisition, such securities may be sold before the settlement.

42  Pegasus Variable Funds

PEGASUS VARIABLE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------

(3) INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

 FCNIMCO is the investment advisor pursuant to an Advisory Agreement with the Trust. For its advisory services to the Trust, FCNIMCO is entitled to a fee, computed daily and payable monthly.

 FCNIMCO and BISYS serve as the Trust's Co-Administrators pursuant to an Administration Agreement with the Trust. Under the Administration Agreement, FCNIMCO and BISYS generally assist in all aspects of the Trust's operations, other than providing investment advice, subject to the overall authority of the Trust's Board of Trustees in accordance with Delaware law. Under the terms of the Administration Agreement, FCNIMCO and BISYS are entitled to a monthly administration fee at the annual rate of 0.15% of each Fund's average daily net assets.

 Prior to October 7, 1996, the Funds incurred no separate administration fee in addition to the advisory fee for administrative services rendered by FCNIMCO under the prior investment advisory agreement.

 FCNIMCO has agreed that they may waive their fees in whole or in part; and, if in part, may specify the particular Fund to which such waiver relates as may be required to satisfy any expense limitation imposed by state securities laws or other applicable laws. At present, no restrictive expense limitation is imposed on the Trust. Restrictive limitations could be imposed as a result of changes in current state laws and regulations in those states where the Trust has qualified its shares, or by a decision of the Trustees to qualify the shares in other states having restrictive expense limitations. For the period ended December 31, 1997, FCNIMCO reimbursed the Growth and Value Fund, Mid-Cap Opportunity Fund, Growth Fund, Intrinsic Value Fund, and Bond Fund for certain expenses in the amounts of $37,901, $58,356, $46,798, $17,342 and $2,899, respectively.

 See Note 5 for a summary of fee rates and expenses pursuant to these agreements.

(4) INVESTMENT SECURITIES TRANSACTIONS

 Information with respect to investment securities and security transactions is as follows:

                                        MID-CAP
                         GROWTH AND   OPPORTUNITY                INTRINSIC
                         VALUE FUND      FUND      GROWTH FUND  VALUE FUND    BOND FUND
-----------------------------------------------------------------------------------------
Gross Unrealized Gains   $ 5,522,086  $ 2,376,306  $ 4,374,306  $ 1,197,076  $   913,607
Gross Unrealized Losses   (1,000,740)    (228,870)    (650,661)    (251,474)     (60,324)
-----------------------------------------------------------------------------------------
                         $ 4,521,346  $ 2,147,436  $ 3,723,645  $   945,602  $   853,283
-----------------------------------------------------------------------------------------
Federal Income Tax Cost  $34,161,975  $10,001,600  $12,095,108  $12,985,982  $32,985,201
Purchases                $31,677,035  $ 7,979,207  $ 7,320,650  $14,067,809  $33,343,907
Sales                    $ 6,752,214  $ 7,752,004  $ 6,460,128  $ 1,729,233  $ 3,070,102

(5) EXPENSES

 For the period ended December 31, 1997, FCNIMCO voluntarily agreed to reimburse a portion of the operating expenses of the Funds to the extent that the Funds' expenses exceeded 0.95% for the Growth and Value, Mid-Cap Opportunity, Growth, and Intrinsic Value Funds and 0.75% for the Bond Fund (as a percentage of each Fund's average daily net assets).

(6) EQUITY OF AFFILIATES:

 As of December 31, 1997, Hartford Life Insurance Company held direct interest in shares as follows:

                                                 PERCENT OF
                                                   TOTAL
                                         SHARES    SHARES
             ----------------------------------------------
           Pegasus Variable Growth and
            Value Fund                    55,448   2.32%
           Pegasus Variable Mid-Cap Op-
            portunity Fund                60,715   7.48%
           Pegasus Variable Growth Fund   55,055   5.35%
           Pegasus Variable Intrinsic
            Value Fund                    50,726   4.20%
           Pegasus Variable Bond Fund    207,397   6.32%

                                                      Pegasus Variable Funds  43

PEGASUS VARIABLE FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
See Notes to Financial Statements.
The Financial Highlights present a per share analysis of how the Pegasus Variable Funds' net asset values have changed during the periods presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements of the Funds and other information for the periods presented.

                                     INVESTMENT OPERATIONS                         LESS DISTRIBUTIONS
                          ------------------------------------------- ---------------------------------------------
                                                   NET
                                                REALIZED
                                                   AND
                          NET ASSET            UNREALIZED                FROM
                            VALUE      NET     GAIN (LOSS) TOTAL FROM    NET       FROM    IN EXCESS
                          BEGINNING INVESTMENT     ON      INVESTMENT INVESTMENT REALIZED OF REALIZED     TOTAL
                          OF PERIOD   INCOME   INVESTMENTS OPERATIONS   INCOME    GAINS      GAINS    DISTRIBUTIONS
                          -----------------------------------------------------------------------------------------
GROWTH AND VALUE FUND
December 31, 1997          $13.19      0.13       3.38        3.51      (0.13)    (0.35)        --        (0.48)
December 31, 1996           11.63      0.15       2.02        2.17      (0.14)    (0.47)        --        (0.61)
December 31, 1995(/1/)      10.00      0.13       1.63        1.76      (0.13)       --         --        (0.13)
-------------------------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
December 31, 1997          $13.46      0.01       3.55        3.56      (0.01)    (2.63)        --        (2.64)
December 31, 1996           11.02      0.03       2.67        2.70      (0.03)    (0.23)        --        (0.26)
December 31, 1995(/1/)      10.00      0.05       1.02        1.07      (0.05)       --         --        (0.05)
-------------------------------------------------------------------------------------------------------------------
GROWTH FUND
December 31, 1997          $13.28      0.03       3.36        3.39      (0.03)    (1.25)        --        (1.28)
December 31, 1996           11.37      0.05       1.94        1.99      (0.05)    (0.01)     (0.02)       (0.08)
December 31, 1995(/1/)      10.00      0.05       1.38        1.43      (0.05)    (0.01)        --        (0.06)
-------------------------------------------------------------------------------------------------------------------
INTRINSIC VALUE FUND
For the period ended
 12/31/97(/2/)             $10.00      0.12       1.57        1.69      (0.12)    (0.04)        --        (0.16)
-------------------------------------------------------------------------------------------------------------------
BOND FUND
For the period ended
 12/31/97(/2/)             $10.00      0.37       0.45        0.82      (0.37)    (0.01)        --        (0.38)
-------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on March 30, 1995.

(2) Commenced operations on May 1, 1997.

+ Annualized.

44  Pegasus Variable Funds

PEGASUS VARIABLE FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 RATIOS/SUPPLEMENTAL DATA                RATIOS TO AVERAGE NET ASSETS
 ---------------------------------------------------------------------------------
  NET                                              EXPENSES
 ASSET               NET                           WITHOUT
 VALUE             ASSETS                NET     FEE WAIVERS/ PORTFOLIO  AVERAGE
 END OF  TOTAL     END OF             INVESTMENT  REIMBURSED  TURNOVER  COMMISSION
 PERIOD  RETURN    PERIOD    EXPENSES   INCOME     EXPENSES     RATE       RATE
 ---------------------------------------------------------------------------------
 16.22   26.80%  $38,705,197  0.93%     0.93%       1.10%      31.11%     $0.06
 13.19   18.75%  $ 8,602,557  0.85%     1.35%       2.27%      46.82%      0.11
 11.63   22.75%+ $ 3,753,691  0.85%+    1.78%+      4.93%+     17.47%      0.14
----------------------------------------------------------------------------------
 14.38   26.65%  $11,668,230  0.91%     0.04%       1.49%      80.65%     $0.06
 13.46   24.53%  $ 9,215,660  0.85%     0.28%       2.11%      37.44%      0.08
 11.02   14.20%+ $ 4,972,365  0.85%+    0.67%+      4.64%+     32.11%      0.11
----------------------------------------------------------------------------------
 15.39   25.48%  $15,839,911  0.91%     0.21%       1.26%      51.00%     $0.06
 13.28   17.52%  $11,542,021  0.85%     0.49%       1.65%      23.11%      0.05
 11.37   18.82%+ $ 6,434,936  0.85%+    0.81%+      3.15%+      4.46%      0.11
----------------------------------------------------------------------------------
 11.53   25.26%+ $13,925,558  0.95%+    1.83%+      1.22%+     19.64%     $0.06
----------------------------------------------------------------------------------
 10.44   12.29%+ $34,229,870  0.75%+    5.97%+      0.77%+     14.77%       N/A
----------------------------------------------------------------------------------

                                                      Pegasus Variable Funds  45

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Trustees and Shareholders of Pegasus Variable Funds:

 We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the PEGASUS VARIABLE FUNDS (comprising as indicated in Note 1, the Growth and Value, Mid-Cap Opportunity, Growth, Intrinsic Value and Bond Funds) as of December 31, 1997, and the related statements of operations for the periods then ended, the statements of changes in net assets and the financial highlights for each of the periods from inception (as indicated in Note 1) through December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included physical counts and confirmation of securities owned as of December 31, 1997, by inspection and correspondence with custodians, banks and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Pegasus Variable Funds as of December 31, 1997, and the results of their operations for the period then ended, the changes in their net assets for each of the two years in the periods then ended or since inception (as indicated in Note 1) and the financial highlights for each of the periods from inception (as indicated in Note 1) through December 31, 1997 in conformity with generally accepted accounting principles.

                                   ARTHUR ANDERSEN LLP

Detroit, Michigan,
 February 24, 1998.


46  Pegasus Variable Funds